ANNUAL REPORT
PHLVIC VARIABLE UNIVERSAL
LIFE ACCOUNT
December 31, 2015

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
	Alger Capital Appreciation Portfolio - Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A		Deutsche Small Cap Index VIP – Class A
Assets:
Investments at fair value	$ 196,877		$ 305,377		$ 5,026,650		$ 86,269
Total assets	$ 196,877		$ 305,377		$ 5,026,650		$ 86,269
Total net assets	$ 196,877		$ 305,377		$ 5,026,650		$ 86,269
Units outstanding	25,017		155,898		1,076,451		47,396
Investment shares held	2,920		3,337		259,106		5,683
Investments at cost	$ 119,594		$ 269,750		$ 3,457,952		$ 81,103
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ -	-	$ 1.96	14,733	$ 1.64	102,428	$ 1.82	14,544
Phoenix Express VUL®	$ -	-	$ -	-	$ 2.06	59,284	$ 1.76	1,705
Phoenix Joint Edge® VUL	$ -	-	$ 1.88	4,378	$ 1.87	16,035	$ 1.79	2,570
The Phoenix Edge® – SVUL	$ -	-	$ 1.96	61,224	$ 5.24	111,068	$ -	-
The Phoenix Edge® – VUL	$ 7.87	25,017	$ 1.96	75,563	$ 5.24	787,636	$ 1.82	28,577

	Federated Fund for U.S. Government Securities II		Federated High Income Bond Fund II – Primary Shares		Federated Prime Money Fund II		Fidelity ® VIP Contrafund® Portfolio – Service Class
Assets:
Investments at fair value	$ 4,475,950		$ 632,696		$ 3,239,879		$ 3,732,756
Total assets	$ 4,475,950		$ 632,696		$ 3,239,879		$ 3,732,756
Total net assets	$ 4,475,950		$ 632,696		$ 3,239,879		$ 3,732,756
Units outstanding	1,519,640		130,514		3,240,698		752,710
Investment shares held	411,392		99,481		3,239,879		110,469
Investments at cost	$ 4,622,934		$ 644,900		$ 3,239,879		$ 3,160,038
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.31	91,030	$ 1.68	5,617	$ 1.00	1,184,094	$ 1.55	196,797
Phoenix Express VUL®	$ 1.38	137,699	$ 1.90	6,416	$ 0.97	31,169	$ 2.27	14,897
Phoenix Joint Edge® VUL	$ 1.30	20,433	$ 1.72	5,668	$ 1.00	193,556	$ 1.79	3,907
The Phoenix Edge® – SVUL	$ 3.26	38,769	$ 5.33	11,079	$ 1.00	705,342	$ 6.31	87,391
The Phoenix Edge® – VUL	$ 3.26	1,231,709	$ 5.33	101,734	$ 1.00	1,126,537	$ 6.31	449,718
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class		Franklin Income VIP Fund – Class 2
Assets:
Investments at fair value	$ 8,895,319		$ 1,546,170		$ 2,027,761		$ 1,838,737
Total assets	$ 8,895,319		$ 1,546,170		$ 2,027,761		$ 1,838,737
Total net assets	$ 8,895,319		$ 1,546,170		$ 2,027,761		$ 1,838,737
Units outstanding	3,021,586		354,778		1,407,335		1,208,216
Investment shares held	280,609		23,580		165,667		129,489
Investments at cost	$ 4,843,887		$ 742,138		$ 2,044,051		$ 1,905,802
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.67	1,484,559	$ 1.59	56,705	$ 1.42	438,731	$ 1.38	290,666
Phoenix Express VUL®	$ 2.28	93,725	$ 2.27	5,337	$ 1.41	30,106	$ 1.52	81,519
Phoenix Joint Edge® VUL	$ 1.97	529,148	$ 1.82	25,652	$ 1.42	336,471	$ 1.47	183,150
The Phoenix Edge® – SVUL	$ 5.65	42,714	$ 5.23	3,250	$ 1.47	20,507	$ 1.60	125,151
The Phoenix Edge® – VUL	$ 5.65	871,440	$ 5.23	263,834	$ 1.47	581,520	$ 1.60	527,730

	Franklin Mutual Shares VIP Fund – Class 2		Guggenheim Long Short Equity Fund		Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$ 2,758,692		$ 6,152		$ 2,081,822		$ 2,187,875
Total assets	$ 2,758,692		$ 6,152		$ 2,081,822		$ 2,187,875
Total net assets	$ 2,758,692		$ 6,152		$ 2,081,822		$ 2,187,875
Units outstanding	974,251		3,075		1,526,199		1,702,839
Investment shares held	143,682		403		188,571		204,093
Investments at cost	$ 2,551,736		$ 4,052		$ 1,705,834		$ 2,146,902
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.30	293,560	$ -	-	$ 1.36	137,898	$ 1.29	611,915
Phoenix Express VUL®	$ 1.69	82,888	$ -	-	$ -	-	$ 1.26	217,545
Phoenix Joint Edge® VUL	$ 1.53	157,028	$ -	-	$ 1.36	6,493	$ 1.29	5,375
The Phoenix Edge® – SVUL	$ 4.53	67,496	$ -	-	$ 1.36	14,070	$ 1.29	54,738
The Phoenix Edge® – VUL	$ 4.53	373,279	$ 2.00	3,075	$ 1.36	1,367,738	$ 1.29	813,266
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Ibbotson Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II		Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$ 3,250,784		$ 173,581		$ 2,452,643		$ 423,015
Total assets	$ 3,250,784		$ 173,581		$ 2,452,643		$ 423,015
Total net assets	$ 3,250,784		$ 173,581		$ 2,452,643		$ 423,015
Units outstanding	2,421,104		144,101		1,561,627		242,555
Investment shares held	308,717		16,422		42,804		12,500
Investments at cost	$ 2,979,577		$ 174,390		$ 1,601,621		$ 324,808
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.35	611,570	$ 1.20	15,362	$ 1.57	16,653	$ -	-
Phoenix Express VUL®	$ 1.31	285,793	$ -	-	$ 1.54	46,741	$ -	-
Phoenix Joint Edge® VUL	$ 1.35	135,549	$ 1.20	6,803	$ 1.57	9,628	$ -	-
The Phoenix Edge® – SVUL	$ -	-	$ -	-	$ 1.57	130,030	$ 1.74	5,957
The Phoenix Edge® – VUL	$ 1.35	1,388,192	$ 1.20	121,936	$ 1.57	1,358,575	$ 1.74	236,598

	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund –Series I Shares		Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 123,833		$ 136,726		$ 186,045		$ 363,143
Total assets	$ 123,833		$ 136,726		$ 186,045		$ 363,143
Total net assets	$ 123,833		$ 136,726		$ 186,045		$ 363,143
Units outstanding	73,666		71,928		88,844		188,022
Investment shares held	7,663		11,281		25,175		32,598
Investments at cost	$ 114,149		$ 153,010		$ 310,707		$ 367,707
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.55	22,702	$ -	-	$ -	-	$ 1.63	4,641
Phoenix Joint Edge® VUL	$ 1.71	1,212	$ -	-	$ -	-	$ 1.67	3,324
The Phoenix Edge® – SVUL	$ -	-	$ -	-	$ -	-	$ 1.94	8,296
The Phoenix Edge® – VUL	$ 1.74	49,752	$ 1.90	71,928	$ 2.09	88,844	$ 1.94	171,761
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Assets:
Investments at fair value	$ 5,364,959		$ 752,988		$ 4,451,903		$ 111,045
Total assets	$ 5,364,959		$ 752,988		$ 4,451,903		$ 111,045
Total net assets	$ 5,364,959		$ 752,988		$ 4,451,903		$ 111,045
Units outstanding	3,155,868		418,497		2,726,461		114,381
Investment shares held	166,562		32,345		268,349		5,201
Investments at cost	$ 4,703,938		$ 626,988		$ 4,411,480		$ 115,912
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.33	28,237	$ 1.49	30,973	$ 1.53	1,143,447	$ 0.97	19,233
Phoenix Express VUL®	$ 1.65	81,951	$ -	-	$ 1.64	47,332	$ 0.97	8,143
Phoenix Joint Edge® VUL	$ 1.59	10,673	$ 1.76	10,130	$ 1.67	432,566	$ -	-
The Phoenix Edge® – SVUL	$ 1.71	169,047	$ 1.83	99,940	$ 1.72	54,755	$ 0.97	2,301
The Phoenix Edge® – VUL	$ 1.71	2,865,960	$ 1.83	277,454	$ 1.72	1,048,361	$ 0.97	84,704

	Neuberger Berman AMT Small Cap Growth Portfolio – S Class		Oppenheimer Capital Appreciation Fund/VA– Service Shares		Oppenheimer Global Fund/VA – Service Shares		Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
Assets:
Investments at fair value	$ -		$ 152,699		$ 403,198		$ 3,142,737
Total assets	$ -		$ 152,699		$ 403,198		$ 3,142,737
Total net assets	$ -		$ 152,699		$ 403,198		$ 3,142,737
Units outstanding	-		89,965		258,573		1,762,210
Investment shares held	-		2,786		10,726		149,299
Investments at cost	$ -		$ 124,223		$ 312,393		$ 2,410,128
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ -	-	$ 1.50	10,342	$ 1.42	89,137	$ 1.76	740,830
Phoenix Express VUL®	$ -	-	$ -	-	$ -	-	$ 1.68	25,813
Phoenix Joint Edge® VUL	$ -	-	$ 1.69	1,874	$ 1.67	19,988	$ 1.97	215,047
The Phoenix Edge® – SVUL	$ -	-	$ -	-	$ 1.63	61,551	$ 1.76	15,590
The Phoenix Edge® – VUL	$ -	-	$ 1.72	77,749	$ 1.63	87,897	$ 1.76	764,930
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class		Rydex Inverse Government Long Bond Strategy Fund
Assets:
Investments at fair value	$ 1,794,782		$ 190,115		$ 881,798		$ 7,040
Total assets	$ 1,794,782		$ 190,115		$ 881,798		$ 7,040
Total net assets	$ 1,794,782		$ 190,115		$ 881,798		$ 7,040
Units outstanding	3,492,522		131,625		529,292		18,760
Investment shares held	256,764		15,936		83,346		197
Investments at cost	$ 3,741,978		$ 202,526		$ 910,533		$ 23,216
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 0.51	1,405,432	$ 1.32	21,153	$ 1.52	53,688	$ -	-
Phoenix Express VUL®	$ 0.56	69,439	$ 1.41	12,069	$ 1.61	24,112	$ -	-
Phoenix Joint Edge® VUL	$ 0.41	846,610	$ 1.26	694	$ 1.48	11,503	$ -	-
The Phoenix Edge® – SVUL	$ 0.59	190,322	$ 1.48	3,675	$ 1.69	145,894	$ -	-
The Phoenix Edge® – VUL	$ 0.59	980,719	$ 1.48	94,034	$ 1.69	294,095	$ 0.38	18,760

	Rydex Nova Fund		Sentinel Variable Products Balanced Fund		Sentinel Variable Products Bond Fund		Sentinel Variable Products Common Stock Fund
Assets:
Investments at fair value	$ 12,563		$ 268,230		$ 1,475,938		$ 8,087,013
Total assets	$ 12,563		$ 268,230		$ 1,475,938		$ 8,087,013
Total net assets	$ 12,563		$ 268,230		$ 1,475,938		$ 8,087,013
Units outstanding	4,552		170,898		1,018,532		4,619,274
Investment shares held	81		21,476		157,350		523,093
Investments at cost	$ 5,857		$ 272,807		$ 1,606,833		$ 6,225,147
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ -	-	$ 1.56	18,020	$ 1.45	437,650	$ 1.72	2,434,817
Phoenix Express VUL®	$ -	-	$ 1.51	5,514	$ 1.42	18,191	$ 1.67	73,741
Phoenix Joint Edge® VUL	$ -	-	$ 1.64	1,088	$ 1.43	339,075	$ 1.83	1,036,642
The Phoenix Edge® – SVUL	$ -	-	$ -	-	$ 1.47	10,858	$ 1.74	48,100
The Phoenix Edge® – VUL	$ 2.76	4,552	$ 1.57	146,276	$ 1.47	212,758	$ 1.74	1,025,974
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Sentinel Variable Products Mid Cap Fund		Sentinel Variable Products Small Company Fund		Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
Assets:
Investments at fair value	$ 133,177		$ 1,334,803		$ 526,078		$ 1,317,636
Total assets	$ 133,177		$ 1,334,803		$ 526,078		$ 1,317,636
Total net assets	$ 133,177		$ 1,334,803		$ 526,078		$ 1,317,636
Units outstanding	89,441		753,178		618,674		412,561
Investment shares held	11,849		109,951		83,240		99,821
Investments at cost	$ 138,265		$ 1,352,523		$ 877,684		$ 1,545,314
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.45	25,475	$ 1.74	359,038	$ 0.68	174,892	$ 0.98	91,738
Phoenix Express VUL®	$ -	-	$ 1.68	18,767	$ 0.88	18,080	$ 1.43	7,470
Phoenix Joint Edge® VUL	$ 1.52	14,667	$ 1.92	134,091	$ 0.84	22,406	$ 1.11	1,912
The Phoenix Edge® – SVUL	$ 1.50	6,352	$ 1.75	56,167	$ 0.93	206,573	$ 3.90	91,627
The Phoenix Edge® – VUL	$ 1.50	42,947	$ 1.75	185,115	$ 0.93	196,723	$ 3.90	219,814

	Templeton Growth VIP Fund – Class 2		Virtus Capital Growth Series – Class A Shares		Virtus Growth & Income Series – Class A Shares		Virtus International Series – Class A Shares
Assets:
Investments at fair value	$ 1,864,457		$ 917,957		$ 3,562,060		$ 12,780,604
Total assets	$ 1,864,457		$ 917,957		$ 3,562,060		$ 12,780,604
Total net assets	$ 1,864,457		$ 917,957		$ 3,562,060		$ 12,780,604
Units outstanding	898,186		208,221		852,891		6,190,243
Investment shares held	139,974		36,866		260,575		912,249
Investments at cost	$ 1,748,645		$ 515,996		$ 3,345,757		$ 14,161,234
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.09	325,267	$ 1.54	3,530	$ 1.37	24,843	$ 1.02	3,088,557
Phoenix Express VUL®	$ 1.41	89,931	$ -	-	$ 1.74	37,059	$ 1.68	178,527
Phoenix Joint Edge® VUL	$ 1.29	188,625	$ -	-	$ 1.56	6,044	$ 1.09	1,308,696
The Phoenix Edge® – SVUL	$ 3.87	37,515	$ -	-	$ 4.40	71,464	$ 4.90	78,814
The Phoenix Edge® – VUL	$ 3.87	256,848	$ 4.46	204,691	$ 4.40	713,481	$ 4.90	1,535,649
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Virtus Multi-Sector Fixed Income Series – Class A Shares		Virtus Real Estate Securities Series – Class A Shares		Virtus Small-Cap Growth Series – Class A Shares		Virtus Small-Cap Value Series – Class A Shares
Assets:
Investments at fair value	$ 3,550,691		$ 5,219,274		$ 1,837,091		$ 5,967,374
Total assets	$ 3,550,691		$ 5,219,274		$ 1,837,091		$ 5,967,374
Total net assets	$ 3,550,691		$ 5,219,274		$ 1,837,091		$ 5,967,374
Units outstanding	1,412,153		1,307,396		327,239		2,055,597
Investment shares held	405,793		228,415		97,978		393,367
Investments at cost	$ 3,615,296		$ 5,465,018		$ 1,624,714		$ 5,197,128
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.60	547,096	$ 1.72	618,299	$ 1.48	69,615	$ 1.40	860,256
Phoenix Express VUL®	$ 1.73	40,263	$ 2.43	56,171	$ 2.45	1,322	$ 1.77	75,146
Phoenix Joint Edge® VUL	$ 1.63	416,280	$ 1.87	225,248	$ 1.83	34,980	$ 1.58	319,579
The Phoenix Edge® – SVUL	$ 4.72	20,847	$ 8.82	22,302	$ 7.53	15,951	$ 5.16	54,378
The Phoenix Edge® – VUL	$ 4.72	387,667	$ 8.82	385,376	$ 7.53	205,371	$ 5.16	746,238

	Virtus Strategic Allocation Series – Class A Shares		Wanger International		Wanger International Select		Wanger Select
Assets:
Investments at fair value	$ 696,752		$ 4,094,149		$ 880,716		$ 793,713
Total assets	$ 696,752		$ 4,094,149		$ 880,716		$ 793,713
Total net assets	$ 696,752		$ 4,094,149		$ 880,716		$ 793,713
Units outstanding	170,911		1,341,375		249,714		246,707
Investment shares held	56,463		155,553		53,702		32,839
Investments at cost	$ 775,060		$ 4,624,579		$ 1,138,137		$ 785,929
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.47	4,400	$ 1.22	720,792	$ 1.05	120,566	$ 1.47	152,158
Phoenix Express VUL®	$ 1.73	13,674	$ 2.19	38,020	$ 1.90	5,576	$ 2.19	8,138
Phoenix Joint Edge® VUL	$ 1.60	506	$ 1.45	220,843	$ 1.16	7,409	$ 1.64	791
The Phoenix Edge® – SVUL	$ -	-	$ 7.77	25,901	$ 6.33	24,921	$ 6.44	8,779
The Phoenix Edge® – VUL	$ 4.37	152,331	$ 7.77	335,819	$ 6.33	91,242	$ 6.44	76,841
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Wanger USA
Assets:
Investments at fair value	$ 1,432,870
Total assets	$ 1,432,870
Total net assets	$ 1,432,870
Units outstanding	253,099
Investment shares held	45,130
Investments at cost	$ 1,441,015
	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.73	29,867
Phoenix Express VUL®	$ 2.14	10,202
Phoenix Joint Edge® VUL	$ 1.90	6,224
The Phoenix Edge® – SVUL	$ 6.52	39,993
The Phoenix Edge® – VUL	$ 6.52	166,813
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
	Alger Capital Appreciation Portfolio - Class I-2 Shares	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	Deutsche Equity 500 Index VIP – Class A	Deutsche Small Cap Index VIP – Class A
Income:
Dividends	$ 164	$ 296	$ 89,448	$ 957
Mortality and expense fees	-	-	789	93
Net investment income (loss)	164	296	88,659	864
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	313	(1,469)	18,220	(2,614)
Realized gain distributions	21,752	5,187	249,151	6,895
Realized gain (loss)	22,065	3,718	267,371	4,281
Change in unrealized appreciation (depreciation) during the year	(10,425)	(12,498)	(297,312)	(9,598)
Net increase (decrease) in net assets from operations	$ 11,804	$ (8,484)	$ 58,718	$ (4,453)

	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II – Primary Shares	Federated Prime Money Fund II	Fidelity ® VIP Contrafund® Portfolio – Service Class
Income:
Dividends	$ 126,281	$ 41,616	$ 30	$ 35,911
Mortality and expense fees	936	176	147	243
Net investment income (loss)	125,345	41,440	(117)	35,668
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(3,038)	7,759	-	(964)
Realized gain distributions	-	-	-	359,414
Realized gain (loss)	(3,038)	7,759	-	358,450
Change in unrealized appreciation (depreciation) during the year	(98,558)	(63,655)	-	(370,762)
Net increase (decrease) in net assets from operations	$ 23,749	$ (14,456)	$ (117)	$ 23,356

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Fidelity ® VIP Growth Opportunities Portfolio – Service Class	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	Franklin Income VIP Fund – Class 2
Income:
Dividends	$ 5,369	$ 2,487	$ 52,451	$ 93,938
Mortality and expense fees	1,050	57	207	678
Net investment income (loss)	4,319	2,430	52,244	93,260
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	549,605	63,248	2,019	(11,717)
Realized gain distributions	899,463	48,903	1,732	-
Realized gain (loss)	1,449,068	112,151	3,751	(11,717)
Change in unrealized appreciation (depreciation) during the year	(946,380)	(5,509)	(69,903)	(230,633)
Net increase (decrease) in net assets from operations	$ 507,007	$ 109,072	$ (13,908)	$ (149,090)

	Franklin Mutual Shares VIP Fund – Class 2	Guggenheim Long Short Equity Fund	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$ 93,372	$ -	$ 26,051	$ 32,069
Mortality and expense fees	779	-	-	1,366
Net investment income (loss)	92,593	-	26,051	30,703
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	80,336	1,196	234	21,135
Realized gain distributions	206,018	-	31,560	60,002
Realized gain (loss)	286,354	1,196	31,794	81,137
Change in unrealized appreciation (depreciation) during the year	(519,477)	(1,119)	(120,115)	(165,443)
Net increase (decrease) in net assets from operations	$ (140,530)	$ 77	$ (62,270)	$ (53,603)

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Ibbotson Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares
Income:
Dividends	$ 42,800	$ 2,775	$ -	$ 5,139
Mortality and expense fees	2,234	105	352	-
Net investment income (loss)	40,566	2,670	(352)	5,139
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	15,143	5,246	79,674	21,138
Realized gain distributions	49,227	6,925	13,285	46,991
Realized gain (loss)	64,370	12,171	92,959	68,129
Change in unrealized appreciation (depreciation) during the year	(193,339)	(17,827)	31,893	(99,488)
Net increase (decrease) in net assets from operations	$ (88,403)	$ (2,986)	$ 124,500	$ (26,220)

	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Income:
Dividends	$ 2,822	$ 503	$ -	$ 15,351
Mortality and expense fees	-	-	-	-
Net investment income (loss)	2,822	503	-	15,351
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	433	(4)	260	(764)
Realized gain distributions	10,901	13,499	13,875	2,931
Realized gain (loss)	11,334	13,495	14,135	2,167
Change in unrealized appreciation (depreciation) during the year	(17,128)	(19,857)	(18,805)	(22,776)
Net increase (decrease) in net assets from operations	$ (2,972)	$ (5,859)	$ (4,670)	$ (5,258)

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Income:
Dividends	$ 68,178	$ 4,600	$ 21,660	$ -
Mortality and expense fees	675	-	390	6
Net investment income (loss)	67,503	4,600	21,270	(6)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	103,565	29,084	25,021	(1,431)
Realized gain distributions	291,858	47,403	1,204,072	-
Realized gain (loss)	395,423	76,487	1,229,093	(1,431)
Change in unrealized appreciation (depreciation) during the year	(624,114)	(111,443)	(1,495,451)	(4,867)
Net increase (decrease) in net assets from operations	$ (161,188)	$ (30,356)	$ (245,088)	$ (6,304)

	Neuberger Berman AMT Small Cap Growth Portfolio – S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares	Oppenheimer Global Fund/VA – Service Shares	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
Income:
Dividends	$ -	$ -	$ 5,499	$ 21,014
Mortality and expense fees	35	-	-	311
Net investment income (loss)	(35)	-	5,499	20,703
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(14,853)	2,082	377	13,346
Realized gain distributions	67,980	26,508	33,875	486,736
Realized gain (loss)	53,127	28,590	34,252	500,082
Change in unrealized appreciation (depreciation) during the year	(51,666)	(23,480)	(23,215)	(724,465)
Net increase (decrease) in net assets from operations	$ 1,426	$ 5,110	$ 16,536	$ (203,680)

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class	Rydex Inverse Government Long Bond Strategy Fund
Income:
Dividends	$ 83,447	$ 8,552	$ 45,421	$ -
Mortality and expense fees	221	83	306	-
Net investment income (loss)	83,226	8,469	45,115	-
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(13,450)	(1,806)	(1,135)	(29)
Realized gain distributions	-	-	9,542	-
Realized gain (loss)	(13,450)	(1,806)	8,407	(29)
Change in unrealized appreciation (depreciation) during the year	(639,431)	(12,559)	(50,413)	(61)
Net increase (decrease) in net assets from operations	$ (569,655)	$ (5,896)	$ 3,109	$ (90)

	Rydex Nova Fund	Sentinel Variable Products Balanced Fund	Sentinel Variable Products Bond Fund	Sentinel Variable Products Common Stock Fund
Income:
Dividends	$ -	$ 4,923	$ 49,186	$ 226,591
Mortality and expense fees	-	41	125	614
Net investment income (loss)	-	4,882	49,061	225,977
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	2,771	130	(486)	29,004
Realized gain distributions	-	14,395	-	825,438
Realized gain (loss)	2,771	14,525	(486)	854,442
Change in unrealized appreciation (depreciation) during the year	(2,711)	(19,233)	(67,983)	(1,058,622)
Net increase (decrease) in net assets from operations	$ 60	$ 174	$ (19,408)	$ 21,797

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Sentinel Variable Products Mid Cap Fund	Sentinel Variable Products Small Company Fund	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 2
Income:
Dividends	$ 279	$ -	$ 11,644	$ 44,970
Mortality and expense fees	-	162	89	55
Net investment income (loss)	279	(162)	11,555	44,915
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	192	4,269	(1,808)	23,277
Realized gain distributions	11,211	221,865	74,151	45,932
Realized gain (loss)	11,403	226,134	72,343	69,209
Change in unrealized appreciation (depreciation) during the year	(13,084)	(238,627)	(203,365)	(201,878)
Net increase (decrease) in net assets from operations	$ (1,402)	$ (12,655)	$ (119,467)	$ (87,754)

	Templeton Growth VIP Fund – Class 2	Virtus Capital Growth Series – Class A Shares	Virtus Growth & Income Series – Class A Shares	Virtus International Series – Class A Shares
Income:
Dividends	$ 54,290	$ -	$ 34,437	$ 315,053
Mortality and expense fees	716	-	333	1,642
Net investment income (loss)	53,574	-	34,104	313,411
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	37,770	86,872	(17,602)	(6,634)
Realized gain distributions	-	-	407,972	517,849
Realized gain (loss)	37,770	86,872	390,370	511,215
Change in unrealized appreciation (depreciation) during the year	(218,610)	6,813	(781,610)	(2,298,879)
Net increase (decrease) in net assets from operations	$ (127,266)	$ 93,685	$ (357,136)	$ (1,474,253)

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Virtus Multi-Sector Fixed Income Series – Class A Shares	Virtus Real Estate Securities Series – Class A Shares	Virtus Small-Cap Growth Series – Class A Shares	Virtus Small-Cap Value Series – Class A Shares
Income:
Dividends	$ 158,125	$ 73,689	$ -	$ 33,118
Mortality and expense fees	342	683	27	800
Net investment income (loss)	157,783	73,006	(27)	32,318
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(15,740)	14,637	20,658	44,718
Realized gain distributions	-	880,991	194,329	561,273
Realized gain (loss)	(15,740)	895,628	214,987	605,991
Change in unrealized appreciation (depreciation) during the year	(185,248)	(841,840)	(201,942)	(724,994)
Net increase (decrease) in net assets from operations	$ (43,205)	$ 126,794	$ 13,018	$ (86,685)

	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger International Select	Wanger Select
Income:
Dividends	$ 12,666	$ 62,427	$ 14,231	$ 101
Mortality and expense fees	120	415	53	88
Net investment income (loss)	12,546	62,012	14,178	13
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	19,289	(9,717)	(7,886)	3,014
Realized gain distributions	52,323	375,738	62,027	185,321
Realized gain (loss)	71,612	366,021	54,141	188,335
Change in unrealized appreciation (depreciation) during the year	(121,220)	(414,233)	(77,418)	(188,841)
Net increase (decrease) in net assets from operations	$ (37,062)	$ 13,800	$ (9,099)	$ (493)

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
Wanger USA
Income:
Dividends	$ -
Mortality and expense fees	109
Net investment income (loss)	(109)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	4,550
Realized gain distributions	246,935
Realized gain (loss)	251,485
Change in unrealized appreciation (depreciation) during the year	(253,172)
Net increase (decrease) in net assets from operations	$ (1,796)
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 164	$ 178	$ 296	$ 3,191
Realized gains (losses)	22,065	31,625	3,718	27,970
Unrealized appreciation (depreciation) during the year	(10,425)	(7,461)	(12,498)	(4,219)
Net increase (decrease) in net assets from operations	11,804	24,342	(8,484)	26,942
Contract transactions:
Payments received from contract owners	9,469	8,110	17,170	15,768
Transfers between Investment Options (including Guaranteed Interest Account), net	(2)	(10,340)	60,711	114,114
Transfers for contract benefits and terminations	(8,838)	(7,990)	(71,706)	(5,865)
Contract maintenance charges	(8,005)	(7,568)	(15,447)	(10,154)
Net increase (decrease) in net assets resulting from contract transactions	(7,376)	(17,788)	(9,272)	113,863
Total increase (decrease) in net assets	4,428	6,554	(17,756)	140,805
Net assets at beginning of period	192,449	185,895	323,133	182,328
Net assets at end of period	$ 196,877	$ 192,449	$ 305,377	$ 323,133

	Deutsche Equity 500 Index VIP – Class A		Deutsche Small Cap Index VIP – Class A
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 88,659	$ 96,452	$ 864	$ 669
Realized gains (losses)	267,371	209,268	4,281	5,295
Unrealized appreciation (depreciation) during the year	(297,312)	360,433	(9,598)	(2,751)
Net increase (decrease) in net assets from operations	58,718	666,153	(4,453)	3,213
Contract transactions:
Payments received from contract owners	325,726	317,861	4,689	6,108
Transfers between Investment Options (including Guaranteed Interest Account), net	17,272	30,327	32,350	(2,480)
Transfers for contract benefits and terminations	(732,810)	(199,574)	(24,121)	(927)
Contract maintenance charges	(250,349)	(267,012)	(4,090)	(3,920)
Net increase (decrease) in net assets resulting from contract transactions	(640,161)	(118,398)	8,828	(1,219)
Total increase (decrease) in net assets	(581,443)	547,755	4,375	1,994
Net assets at beginning of period	5,608,093	5,060,338	81,894	79,900
Net assets at end of period	$ 5,026,650	$ 5,608,093	$ 86,269	$ 81,894

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Federated Fund for U.S. Government Securities II		Federated High Income Bond Fund II – Primary Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 125,345	$ 135,573	$ 41,440	$ 51,160
Realized gains (losses)	(3,038)	(164)	7,759	4,251
Unrealized appreciation (depreciation) during the year	(98,558)	71,620	(63,655)	(29,794)
Net increase (decrease) in net assets from operations	23,749	207,029	(14,456)	25,617
Contract transactions:
Payments received from contract owners	388,764	937,546	47,527	55,825
Transfers between Investment Options (including Guaranteed Interest Account), net	207,028	90,042	(4,349)	(142,210)
Transfers for contract benefits and terminations	(483,240)	(913,851)	(138,487)	(49,958)
Contract maintenance charges	(249,038)	(260,661)	(30,259)	(37,568)
Net increase (decrease) in net assets resulting from contract transactions	(136,486)	(146,924)	(125,568)	(173,911)
Total increase (decrease) in net assets	(112,737)	60,105	(140,024)	(148,294)
Net assets at beginning of period	4,588,687	4,528,582	772,720	921,014
Net assets at end of period	$ 4,475,950	$ 4,588,687	$ 632,696	$ 772,720

	Federated Prime Money Fund II		Fidelity ® VIP Contrafund® Portfolio – Service Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (117)	$ (145)	$ 35,668	$ 33,169
Realized gains (losses)	-	-	358,450	169,794
Unrealized appreciation (depreciation) during the year	-	-	(370,762)	240,358
Net increase (decrease) in net assets from operations	(117)	(145)	23,356	443,321
Contract transactions:
Payments received from contract owners	235,641	388,795	244,616	252,750
Transfers between Investment Options (including Guaranteed Interest Account), net	(435,454)	1,342,434	(15,675)	(205,558)
Transfers for contract benefits and terminations	(430,869)	(183,091)	(353,815)	(288,097)
Contract maintenance charges	(211,261)	(245,400)	(198,474)	(198,685)
Net increase (decrease) in net assets resulting from contract transactions	(841,943)	1,302,738	(323,348)	(439,590)
Total increase (decrease) in net assets	(842,060)	1,302,593	(299,992)	3,731
Net assets at beginning of period	4,081,939	2,779,346	4,032,748	4,029,017
Net assets at end of period	$ 3,239,879	$ 4,081,939	$ 3,732,756	$ 4,032,748

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 4,319	$ 9,352	$ 2,430	$ 1,424
Realized gains (losses)	1,449,068	456,346	112,151	25,802
Unrealized appreciation (depreciation) during the year	(946,380)	574,857	(5,509)	132,143
Net increase (decrease) in net assets from operations	507,007	1,040,555	109,072	159,369
Contract transactions:
Payments received from contract owners	759,008	811,624	98,906	335,975
Transfers between Investment Options (including Guaranteed Interest Account), net	(485,103)	(368,171)	(39,651)	74,978
Transfers for contract benefits and terminations	(647,146)	(642,106)	(135,510)	(370,093)
Contract maintenance charges	(559,003)	(612,912)	(97,776)	(90,622)
Net increase (decrease) in net assets resulting from contract transactions	(932,244)	(811,565)	(174,031)	(49,762)
Total increase (decrease) in net assets	(425,237)	228,990	(64,959)	109,607
Net assets at beginning of period	9,320,556	9,091,566	1,611,129	1,501,522
Net assets at end of period	$ 8,895,319	$ 9,320,556	$ 1,546,170	$ 1,611,129

	Fidelity ® VIP Investment Grade Bond Portfolio –Service Class		Franklin Income VIP Fund – Class 2
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 52,244	$ 47,135	$ 93,260	$ 104,520
Realized gains (losses)	3,751	5,652	(11,717)	8,961
Unrealized appreciation (depreciation) during the year	(69,903)	69,910	(230,633)	(22,746)
Net increase (decrease) in net assets from operations	(13,908)	122,697	(149,090)	90,735
Contract transactions:
Payments received from contract owners	246,290	273,207	176,910	176,967
Transfers between Investment Options (including Guaranteed Interest Account), net	(57,197)	(20,754)	981	74,932
Transfers for contract benefits and terminations	(178,462)	(112,604)	(163,627)	(144,042)
Contract maintenance charges	(173,066)	(188,386)	(131,763)	(139,400)
Net increase (decrease) in net assets resulting from contract transactions	(162,435)	(48,537)	(117,499)	(31,543)
Total increase (decrease) in net assets	(176,343)	74,160	(266,589)	59,192
Net assets at beginning of period	2,204,104	2,129,944	2,105,326	2,046,134
Net assets at end of period	$ 2,027,761	$ 2,204,104	$ 1,838,737	$ 2,105,326

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Franklin Mutual Shares VIP Fund – Class 2		Guggenheim Long Short Equity Fund
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 92,593	$ 65,953	$ -	$ -
Realized gains (losses)	286,354	42,468	1,196	156
Unrealized appreciation (depreciation) during the year	(519,477)	116,454	(1,119)	102
Net increase (decrease) in net assets from operations	(140,530)	224,875	77	258
Contract transactions:
Payments received from contract owners	213,466	214,549	1,725	840
Transfers between Investment Options (including Guaranteed Interest Account), net	(129,426)	9,224	-	-
Transfers for contract benefits and terminations	(263,701)	(168,123)	(4,609)	(610)
Contract maintenance charges	(170,859)	(178,283)	(801)	(703)
Net increase (decrease) in net assets resulting from contract transactions	(350,520)	(122,633)	(3,685)	(473)
Total increase (decrease) in net assets	(491,050)	102,242	(3,608)	(215)
Net assets at beginning of period	3,249,742	3,147,500	9,760	9,975
Net assets at end of period	$ 2,758,692	$ 3,249,742	$ 6,152	$ 9,760

	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 26,051	$ 20,713	$ 30,703	$ 21,286
Realized gains (losses)	31,794	117,694	81,137	40,897
Unrealized appreciation (depreciation) during the year	(120,115)	(35,939)	(165,443)	20,837
Net increase (decrease) in net assets from operations	(62,270)	102,468	(53,603)	83,020
Contract transactions:
Payments received from contract owners	200,314	228,162	167,472	162,950
Transfers between Investment Options (including Guaranteed Interest Account), net	3,673	(9,328)	577,566	(18,307)
Transfers for contract benefits and terminations	(87,516)	(553,685)	(291,376)	(80,290)
Contract maintenance charges	(134,138)	(148,527)	(184,987)	(97,145)
Net increase (decrease) in net assets resulting from contract transactions	(17,667)	(483,378)	268,675	(32,792)
Total increase (decrease) in net assets	(79,937)	(380,910)	215,072	50,228
Net assets at beginning of period	2,161,759	2,542,669	1,972,803	1,922,575
Net assets at end of period	$ 2,081,822	$ 2,161,759	$ 2,187,875	$ 1,972,803

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Ibbotson Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 40,566	$ 33,735	$ 2,670	$ 2,849
Realized gains (losses)	64,370	31,243	12,171	6,244
Unrealized appreciation (depreciation) during the year	(193,339)	84,381	(17,827)	(80)
Net increase (decrease) in net assets from operations	(88,403)	149,359	(2,986)	9,013
Contract transactions:
Payments received from contract owners	278,100	349,028	10,869	12,211
Transfers between Investment Options (including Guaranteed Interest Account), net	22,938	257,287	(13,409)	-
Transfers for contract benefits and terminations	(277,473)	(120,962)	(43,025)	(20,100)
Contract maintenance charges	(281,623)	(235,530)	(38,377)	(28,175)
Net increase (decrease) in net assets resulting from contract transactions	(258,058)	249,823	(83,942)	(36,064)
Total increase (decrease) in net assets	(346,461)	399,182	(86,928)	(27,051)
Net assets at beginning of period	3,597,245	3,198,063	260,509	287,560
Net assets at end of period	$ 3,250,784	$ 3,597,245	$ 173,581	$ 260,509

	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (352)	$ 603	$ 5,139	$ 4,553
Realized gains (losses)	92,959	46,409	68,129	20,474
Unrealized appreciation (depreciation) during the year	31,893	158,306	(99,488)	16,565
Net increase (decrease) in net assets from operations	124,500	205,318	(26,220)	41,592
Contract transactions:
Payments received from contract owners	191,453	206,619	27,727	288,971
Transfers between Investment Options (including Guaranteed Interest Account), net	(60,872)	(10,771)	(20,757)	(5,456)
Transfers for contract benefits and terminations	(232,314)	(211,273)	(40,380)	(304,427)
Contract maintenance charges	(136,062)	(138,219)	(28,102)	(30,086)
Net increase (decrease) in net assets resulting from contract transactions	(237,795)	(153,644)	(61,512)	(50,998)
Total increase (decrease) in net assets	(113,295)	51,674	(87,732)	(9,406)
Net assets at beginning of period	2,565,938	2,514,264	510,747	520,153
Net assets at end of period	$ 2,452,643	$ 2,565,938	$ 423,015	$ 510,747

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2,822	$ 1,879	$ 503	$ 53
Realized gains (losses)	11,334	5,685	13,495	15,294
Unrealized appreciation (depreciation) during the year	(17,128)	1,740	(19,857)	(9,542)
Net increase (decrease) in net assets from operations	(2,972)	9,304	(5,859)	5,805
Contract transactions:
Payments received from contract owners	7,470	5,976	12,665	12,731
Transfers between Investment Options (including Guaranteed Interest Account), net	16,273	1,817	456	40
Transfers for contract benefits and terminations	(7,833)	(235)	(786)	(5,308)
Contract maintenance charges	(7,272)	(5,457)	(6,621)	(6,404)
Net increase (decrease) in net assets resulting from contract transactions	8,638	2,101	5,714	1,059
Total increase (decrease) in net assets	5,666	11,405	(145)	6,864
Net assets at beginning of period	118,167	106,762	136,871	130,007
Net assets at end of period	$ 123,833	$ 118,167	$ 136,726	$ 136,871

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 15,351	$ 21,599
Realized gains (losses)	14,135	27,434	2,167	16,640
Unrealized appreciation (depreciation) during the year	(18,805)	(8,336)	(22,776)	(15,203)
Net increase (decrease) in net assets from operations	(4,670)	19,098	(5,258)	23,036
Contract transactions:
Payments received from contract owners	22,439	357,479	30,862	28,268
Transfers between Investment Options (including Guaranteed Interest Account), net	(31)	131	(52,675)	(81,256)
Transfers for contract benefits and terminations	(16,614)	(341,648)	(41,669)	(47,209)
Contract maintenance charges	(9,563)	(9,952)	(19,902)	(22,050)
Net increase (decrease) in net assets resulting from contract transactions	(3,769)	6,010	(83,384)	(122,247)
Total increase (decrease) in net assets	(8,439)	25,108	(88,642)	(99,211)
Net assets at beginning of period	194,484	169,376	451,785	550,996
Net assets at end of period	$ 186,045	$ 194,484	$ 363,143	$ 451,785

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 67,503	$ 40,571	$ 4,600	$ 3,459
Realized gains (losses)	395,423	108,148	76,487	18,917
Unrealized appreciation (depreciation) during the year	(624,114)	284,432	(111,443)	66,824
Net increase (decrease) in net assets from operations	(161,188)	433,151	(30,356)	89,200
Contract transactions:
Payments received from contract owners	451,232	915,636	55,981	49,648
Transfers between Investment Options (including Guaranteed Interest Account), net	(106,761)	(15,423)	7,454	(24,111)
Transfers for contract benefits and terminations	(487,831)	(855,720)	(50,971)	(68,107)
Contract maintenance charges	(299,720)	(365,351)	(46,895)	(48,124)
Net increase (decrease) in net assets resulting from contract transactions	(443,080)	(320,858)	(34,431)	(90,694)
Total increase (decrease) in net assets	(604,268)	112,293	(64,787)	(1,494)
Net assets at beginning of period	5,969,227	5,856,934	817,775	819,269
Net assets at end of period	$ 5,364,959	$ 5,969,227	$ 752,988	$ 817,775

	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 21,270	$ 12,245	$ (6)	$ -
Realized gains (losses)	1,229,093	842,416	(1,431)	-
Unrealized appreciation (depreciation) during the year	(1,495,451)	(434,297)	(4,867)	-
Net increase (decrease) in net assets from operations	(245,088)	420,364	(6,304)	-
Contract transactions:
Payments received from contract owners	486,667	527,040	1,788	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(202,600)	(197,696)	147,392	-
Transfers for contract benefits and terminations	(323,199)	(370,182)	(29,881)	-
Contract maintenance charges	(320,409)	(348,905)	(1,950)	-
Net increase (decrease) in net assets resulting from contract transactions	(359,541)	(389,743)	117,349	-
Total increase (decrease) in net assets	(604,629)	30,621	111,045	-
Net assets at beginning of period	5,056,532	5,025,911	-	-
Net assets at end of period	$ 4,451,903	$ 5,056,532	$ 111,045	$ -

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Neuberger Berman AMT Small Cap Growth Portfolio – S Class		Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (35)	$ (53)	$ -	$ 247
Realized gains (losses)	53,127	9,840	28,590	4,250
Unrealized appreciation (depreciation) during the year	(51,666)	(15,277)	(23,480)	14,878
Net increase (decrease) in net assets from operations	1,426	(5,490)	5,110	19,375
Contract transactions:
Payments received from contract owners	373,296	24,650	11,854	12,741
Transfers between Investment Options (including Guaranteed Interest Account), net	(482,907)	102,784	1,574	1,753
Transfers for contract benefits and terminations	(44,343)	(49,071)	(7,646)	(10,731)
Contract maintenance charges	(13,116)	(12,589)	(7,638)	(6,270)
Net increase (decrease) in net assets resulting from contract transactions	(167,070)	65,774	(1,856)	(2,507)
Total increase (decrease) in net assets	(165,644)	60,284	3,254	16,868
Net assets at beginning of period	165,644	105,360	149,445	132,577
Net assets at end of period	$ -	$ 165,644	$ 152,699	$ 149,445

	Oppenheimer Global Fund/VA – Service Shares		Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 5,499	$ 4,182	$ 20,703	$ 20,113
Realized gains (losses)	34,252	33,010	500,082	516,348
Unrealized appreciation (depreciation) during the year	(23,215)	(31,086)	(724,465)	(180,393)
Net increase (decrease) in net assets from operations	16,536	6,106	(203,680)	356,068
Contract transactions:
Payments received from contract owners	46,098	44,415	321,622	335,806
Transfers between Investment Options (including Guaranteed Interest Account), net	49,971	(42,693)	134,510	(79,061)
Transfers for contract benefits and terminations	(127,231)	(33,882)	(246,630)	(228,954)
Contract maintenance charges	(19,417)	(18,963)	(211,597)	(234,050)
Net increase (decrease) in net assets resulting from contract transactions	(50,579)	(51,123)	(2,095)	(206,259)
Total increase (decrease) in net assets	(34,043)	(45,017)	(205,775)	149,809
Net assets at beginning of period	437,241	482,258	3,348,512	3,198,703
Net assets at end of period	$ 403,198	$ 437,241	$ 3,142,737	$ 3,348,512

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 83,226	$ 5,894	$ 8,469	$ 3,003
Realized gains (losses)	(13,450)	(7,424)	(1,806)	(1,706)
Unrealized appreciation (depreciation) during the year	(639,431)	(451,025)	(12,559)	6,576
Net increase (decrease) in net assets from operations	(569,655)	(452,555)	(5,896)	7,873
Contract transactions:
Payments received from contract owners	255,029	277,900	16,789	18,593
Transfers between Investment Options (including Guaranteed Interest Account), net	402,521	314,534	(44)	(30,713)
Transfers for contract benefits and terminations	(148,143)	(163,174)	(19,420)	(5,775)
Contract maintenance charges	(137,984)	(159,994)	(11,417)	(13,211)
Net increase (decrease) in net assets resulting from contract transactions	371,423	269,266	(14,092)	(31,106)
Total increase (decrease) in net assets	(198,232)	(183,289)	(19,988)	(23,233)
Net assets at beginning of period	1,993,014	2,176,303	210,103	233,336
Net assets at end of period	$ 1,794,782	$ 1,993,014	$ 190,115	$ 210,103

	PIMCO Total Return Portfolio – Advisor Class		Rydex Inverse Government Long Bond Strategy Fund
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 45,115	$ 19,965	$ -	$ -
Realized gains (losses)	8,407	(1,183)	(29)	293
Unrealized appreciation (depreciation) during the year	(50,413)	20,339	(61)	(2,828)
Net increase (decrease) in net assets from operations	3,109	39,121	(90)	(2,535)
Contract transactions:
Payments received from contract owners	72,191	100,415	168	163
Transfers between Investment Options (including Guaranteed Interest Account), net	(14,846)	63,790	-	-
Transfers for contract benefits and terminations	(88,036)	(132,039)	-	(1)
Contract maintenance charges	(46,033)	(45,442)	(505)	(560)
Net increase (decrease) in net assets resulting from contract transactions	(76,724)	(13,276)	(337)	(398)
Total increase (decrease) in net assets	(73,615)	25,845	(427)	(2,933)
Net assets at beginning of period	955,413	929,568	7,467	10,400
Net assets at end of period	$ 881,798	$ 955,413	$ 7,040	$ 7,467

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Rydex Nova Fund		Sentinel Variable Products Balanced Fund
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ 15	$ 4,882	$ 4,172
Realized gains (losses)	2,771	229	14,525	17,358
Unrealized appreciation (depreciation) during the year	(2,711)	2,529	(19,233)	(5,519)
Net increase (decrease) in net assets from operations	60	2,773	174	16,011
Contract transactions:
Payments received from contract owners	599	598	28,311	19,745
Transfers between Investment Options (including Guaranteed Interest Account), net	(4,590)	-	(3,502)	82,523
Transfers for contract benefits and terminations	(57)	(66)	(12)	(5,161)
Contract maintenance charges	(916)	(1,063)	(18,203)	(18,381)
Net increase (decrease) in net assets resulting from contract transactions	(4,964)	(531)	6,594	78,726
Total increase (decrease) in net assets	(4,904)	2,242	6,768	94,737
Net assets at beginning of period	17,467	15,225	261,462	166,725
Net assets at end of period	$ 12,563	$ 17,467	$ 268,230	$ 261,462

	Sentinel Variable Products Bond Fund		Sentinel Variable Products Common Stock Fund
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 49,061	$ 47,354	$ 225,977	$ 143,939
Realized gains (losses)	(486)	1,973	854,442	1,065,601
Unrealized appreciation (depreciation) during the year	(67,983)	12,729	(1,058,622)	(354,137)
Net increase (decrease) in net assets from operations	(19,408)	62,056	21,797	855,403
Contract transactions:
Payments received from contract owners	183,478	192,063	932,555	992,679
Transfers between Investment Options (including Guaranteed Interest Account), net	(5,180)	(27,324)	(452,251)	(678,496)
Transfers for contract benefits and terminations	(99,765)	(77,110)	(578,355)	(611,227)
Contract maintenance charges	(130,758)	(129,341)	(629,395)	(624,812)
Net increase (decrease) in net assets resulting from contract transactions	(52,225)	(41,712)	(727,446)	(921,856)
Total increase (decrease) in net assets	(71,633)	20,344	(705,649)	(66,453)
Net assets at beginning of period	1,547,571	1,527,227	8,792,662	8,859,115
Net assets at end of period	$ 1,475,938	$ 1,547,571	$ 8,087,013	$ 8,792,662

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Sentinel Variable Products Mid Cap Fund		Sentinel Variable Products Small Company Fund
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 279	$ 384	$ (162)	$ 7,393
Realized gains (losses)	11,403	22,950	226,134	244,008
Unrealized appreciation (depreciation) during the year	(13,084)	(18,339)	(238,627)	(153,231)
Net increase (decrease) in net assets from operations	(1,402)	4,995	(12,655)	98,170
Contract transactions:
Payments received from contract owners	4,146	8,739	142,457	154,539
Transfers between Investment Options (including Guaranteed Interest Account), net	42,790	(38,085)	(133,940)	3,297
Transfers for contract benefits and terminations	(20)	(1,033)	(105,856)	(105,912)
Contract maintenance charges	(6,753)	(6,768)	(104,381)	(99,417)
Net increase (decrease) in net assets resulting from contract transactions	40,163	(37,147)	(201,720)	(47,493)
Total increase (decrease) in net assets	38,761	(32,152)	(214,375)	50,677
Net assets at beginning of period	94,416	126,568	1,549,178	1,498,501
Net assets at end of period	$ 133,177	$ 94,416	$ 1,334,803	$ 1,549,178

	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 11,555	$ 10,269	$ 44,915	$ 30,171
Realized gains (losses)	72,343	(2,462)	69,209	4,851
Unrealized appreciation (depreciation) during the year	(203,365)	(64,534)	(201,878)	(214,686)
Net increase (decrease) in net assets from operations	(119,467)	(56,727)	(87,754)	(179,664)
Contract transactions:
Payments received from contract owners	40,995	53,342	92,806	278,744
Transfers between Investment Options (including Guaranteed Interest Account), net	38,441	(82,793)	(9,562)	39,151
Transfers for contract benefits and terminations	(18,694)	(20,701)	(50,596)	(260,650)
Contract maintenance charges	(41,016)	(46,222)	(69,343)	(76,843)
Net increase (decrease) in net assets resulting from contract transactions	19,726	(96,374)	(36,695)	(19,598)
Total increase (decrease) in net assets	(99,741)	(153,101)	(124,449)	(199,262)
Net assets at beginning of period	625,819	778,920	1,442,085	1,641,347
Net assets at end of period	$ 526,078	$ 625,819	$ 1,317,636	$ 1,442,085

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Templeton Growth VIP Fund – Class 2		Virtus Capital Growth Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 53,574	$ 30,108	$ -	$ 632
Realized gains (losses)	37,770	42,163	86,872	22,793
Unrealized appreciation (depreciation) during the year	(218,610)	(135,006)	6,813	90,276
Net increase (decrease) in net assets from operations	(127,266)	(62,735)	93,685	113,701
Contract transactions:
Payments received from contract owners	182,104	186,309	53,508	65,323
Transfers between Investment Options (including Guaranteed Interest Account), net	(28,942)	81,969	(18,438)	867
Transfers for contract benefits and terminations	(214,926)	(207,580)	(209,782)	(69,217)
Contract maintenance charges	(137,552)	(151,481)	(54,625)	(62,265)
Net increase (decrease) in net assets resulting from contract transactions	(199,316)	(90,783)	(229,337)	(65,292)
Total increase (decrease) in net assets	(326,582)	(153,518)	(135,652)	48,409
Net assets at beginning of period	2,191,039	2,344,557	1,053,609	1,005,200
Net assets at end of period	$ 1,864,457	$ 2,191,039	$ 917,957	$ 1,053,609

	Virtus Growth & Income Series – Class A Shares		Virtus International Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 34,104	$ 40,190	$ 313,411	$ 591,560
Realized gains (losses)	390,370	451,691	511,215	155,955
Unrealized appreciation (depreciation) during the year	(781,610)	(88,333)	(2,298,879)	(1,313,361)
Net increase (decrease) in net assets from operations	(357,136)	403,548	(1,474,253)	(565,846)
Contract transactions:
Payments received from contract owners	267,276	618,371	1,449,779	1,765,457
Transfers between Investment Options (including Guaranteed Interest Account), net	(75,739)	(6,115)	361,676	169,721
Transfers for contract benefits and terminations	(409,504)	(754,917)	(1,127,811)	(1,355,158)
Contract maintenance charges	(229,331)	(258,681)	(846,409)	(975,637)
Net increase (decrease) in net assets resulting from contract transactions	(447,298)	(401,342)	(162,765)	(395,617)
Total increase (decrease) in net assets	(804,434)	2,206	(1,637,018)	(961,463)
Net assets at beginning of period	4,366,494	4,364,288	14,417,622	15,379,085
Net assets at end of period	$ 3,562,060	$ 4,366,494	$ 12,780,604	$ 14,417,622

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Virtus Multi-Sector Fixed Income Series – Class A Shares		Virtus Real Estate Securities Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 157,783	$ 201,672	$ 73,006	$ 60,120
Realized gains (losses)	(15,740)	1,223	895,628	668,902
Unrealized appreciation (depreciation) during the year	(185,248)	(122,013)	(841,840)	716,865
Net increase (decrease) in net assets from operations	(43,205)	80,882	126,794	1,445,887
Contract transactions:
Payments received from contract owners	365,748	413,180	414,886	578,981
Transfers between Investment Options (including Guaranteed Interest Account), net	(94,275)	(65,905)	(340,512)	(152,367)
Transfers for contract benefits and terminations	(356,161)	(201,543)	(377,431)	(524,137)
Contract maintenance charges	(278,522)	(310,171)	(307,869)	(312,768)
Net increase (decrease) in net assets resulting from contract transactions	(363,210)	(164,439)	(610,926)	(410,291)
Total increase (decrease) in net assets	(406,415)	(83,557)	(484,132)	1,035,596
Net assets at beginning of period	3,957,106	4,040,663	5,703,406	4,667,810
Net assets at end of period	$ 3,550,691	$ 3,957,106	$ 5,219,274	$ 5,703,406

	Virtus Small-Cap Growth Series – Class A Shares		Virtus Small-Cap Value Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (27)	$ (42)	$ 32,318	$ 38,315
Realized gains (losses)	214,987	226,019	605,991	445,788
Unrealized appreciation (depreciation) during the year	(201,942)	(131,600)	(724,994)	(385,754)
Net increase (decrease) in net assets from operations	13,018	94,377	(86,685)	98,349
Contract transactions:
Payments received from contract owners	121,593	286,102	525,578	530,787
Transfers between Investment Options (including Guaranteed Interest Account), net	(12,638)	(80,304)	(206,966)	(99,482)
Transfers for contract benefits and terminations	(178,950)	(273,387)	(498,221)	(428,192)
Contract maintenance charges	(107,050)	(105,629)	(361,818)	(404,982)
Net increase (decrease) in net assets resulting from contract transactions	(177,045)	(173,218)	(541,427)	(401,869)
Total increase (decrease) in net assets	(164,027)	(78,841)	(628,112)	(303,520)
Net assets at beginning of period	2,001,118	2,079,959	6,595,486	6,899,006
Net assets at end of period	$ 1,837,091	$ 2,001,118	$ 5,967,374	$ 6,595,486

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Virtus Strategic Allocation Series – Class A Shares		Wanger International
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 12,546	$ 20,141	$ 62,012	$ 66,914
Realized gains (losses)	71,612	62,821	366,021	515,384
Unrealized appreciation (depreciation) during the year	(121,220)	(11,527)	(414,233)	(782,164)
Net increase (decrease) in net assets from operations	(37,062)	71,435	13,800	(199,866)
Contract transactions:
Payments received from contract owners	61,164	70,614	375,962	493,238
Transfers between Investment Options (including Guaranteed Interest Account), net	(5,982)	1,289	(20,841)	(48,289)
Transfers for contract benefits and terminations	(156,867)	(162,124)	(319,443)	(443,698)
Contract maintenance charges	(54,999)	(58,229)	(264,339)	(290,191)
Net increase (decrease) in net assets resulting from contract transactions	(156,684)	(148,450)	(228,661)	(288,940)
Total increase (decrease) in net assets	(193,746)	(77,015)	(214,861)	(488,806)
Net assets at beginning of period	890,498	967,513	4,309,010	4,797,816
Net assets at end of period	$ 696,752	$ 890,498	$ 4,094,149	$ 4,309,010

	Wanger International Select		Wanger Select
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 14,178	$ 14,541	$ 13	$ (123)
Realized gains (losses)	54,141	50,814	188,335	111,408
Unrealized appreciation (depreciation) during the year	(77,418)	(135,767)	(188,841)	(91,440)
Net increase (decrease) in net assets from operations	(9,099)	(70,412)	(493)	19,845
Contract transactions:
Payments received from contract owners	58,133	56,760	43,351	47,901
Transfers between Investment Options (including Guaranteed Interest Account), net	1,883	(68,428)	169,712	(109,131)
Transfers for contract benefits and terminations	(55,933)	(37,175)	(43,944)	(32,444)
Contract maintenance charges	(50,396)	(55,184)	(36,341)	(35,278)
Net increase (decrease) in net assets resulting from contract transactions	(46,313)	(104,027)	132,778	(128,952)
Total increase (decrease) in net assets	(55,412)	(174,439)	132,285	(109,107)
Net assets at beginning of period	936,128	1,110,567	661,428	770,535
Net assets at end of period	$ 880,716	$ 936,128	$ 793,713	$ 661,428

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Wanger USA
	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (109)	$ (100)
Realized gains (losses)	251,485	234,756
Unrealized appreciation (depreciation) during the year	(253,172)	(160,845)
Net increase (decrease) in net assets from operations	(1,796)	73,811
Contract transactions:
Payments received from contract owners	82,428	81,872
Transfers between Investment Options (including Guaranteed Interest Account), net	13,418	(141,133)
Transfers for contract benefits and terminations	(106,615)	(117,652)
Contract maintenance charges	(76,147)	(81,266)
Net increase (decrease) in net assets resulting from contract transactions	(86,916)	(258,179)
Total increase (decrease) in net assets	(88,712)	(184,368)
Net assets at beginning of period	1,521,582	1,705,950
Net assets at end of period	$ 1,432,870	$ 1,521,582
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The PHL Variable Universal Life Account (the “Separate Account”), is a separate account of PHL Variable Insurance Company (“PHL Variable”, the "Company", “we” or “us”), the sponsor company. PHL Variable is a Connecticut stock life insurance company and is an indirect wholly-owned subsidiary of Phoenix Life Insurance Company. PHL Variable is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“Phoenix”). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on September 10, 1998. The Separate Account currently consists of 56 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
Alger Capital Appreciation Portfolio – Class 1-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
Deutsche Equity 500 Index VIP-Class A
Deutsche Small Cap Index VIP-Class A
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II – Primary Shares
Federated Prime Money Fund II
Fidelity ® VIP Contrafund® Portfolio – Service Class
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Fidelity ® VIP Growth Portfolio – Service Class
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim VT Long Short Equity Fund
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Class II
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Bond-Debenture Portfolio-Class VC Shares
Lord Abbett Growth and Income Portfolio-Class VC Shares
Lord Abbett Mid-Cap Value Portfolio-Class VC Shares
Neuberger Berman AMT Guardian Portfolio – S Class
Neuberger Berman AMT Mid Cap Growth Portfolio-Class S
Neuberger Berman AMT Small Cap Growth Portfolio-Class S (effective 11/6/2015, merged into surviving fund Neuberger Berman AMT Mid Cap Growth Portfolio-Class S)
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Sentinel Variable Products Balanced Fund
Sentinel Variable Products Bond Fund

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Mid Cap Fund
Sentinel Variable Products Small Company Fund
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
Virtus Capital Growth Series – Class A Shares
Virtus Growth & Income Series – Class A Shares
Virtus International Series – Class A Shares
Virtus Multi-Sector Fixed Income Series – Class A Shares
Virtus Real Estate Securities Series – Class A Shares
Virtus Small-Cap Growth Series – Class A Shares
Virtus Small-Cap Value Series – Class A Shares
Virtus Strategic Allocation Series – Class A Shares
Wanger International
Wanger International Select
Wanger Select
Wanger USA
Additionally, contract owners may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).
PHL Variable and the Separate Account are subject to regulation by the Department of Insurance of the State of Connecticut and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against PHL Variable’s general account assets.
Note 2—Significant Accounting Policies
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.
B.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
C.     Income taxes: PHL Variable is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of Phoenix. Under the current provisions of the Code, PHL Variable does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. PHL Variable will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
D.     Use of estimates: The preparation of financial statements in accordance with GAAP requires PHL Variable’s management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
Security Valuation: The Separate Account measures the fair value of its investment in the Funds available on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2015.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3— Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:
Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$ 31,385	$ 16,845
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	95,682	99,471
Deutsche Equity 500 Index VIP – Class A	1,018,570	1,320,921
Deutsche Small Cap Index VIP – Class A	50,924	34,337
Federated Fund for U.S. Government Securities II	777,724	788,865
Federated High Income Bond Fund II – Primary Shares	118,638	202,766
Federated Prime Money Fund II	1,097,145	1,939,205
Fidelity ® VIP Contrafund® Portfolio – Service Class	781,404	709,670
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	1,828,987	1,857,448
Fidelity ® VIP Growth Portfolio – Service Class	192,373	315,072
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	320,564	429,023
Franklin Income VIP Fund – Class 2	422,588	446,826
Franklin Mutual Shares VIP Fund – Class 2	581,925	633,834
Guggenheim Long Short Equity Fund	1,725	5,410
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	262,153	222,209
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	837,238	477,859
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	492,617	660,882
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	20,568	94,915
Invesco V.I. American Franchise Fund – Series I Shares	205,738	430,599
Invesco V.I. Core Equity Fund – Series I Shares	80,221	89,603
Invesco V.I. Equity and Income Fund – Series II Shares	53,619	31,258
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	27,260	7,543
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	36,957	26,852
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	53,528	118,630
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	824,173	907,892
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	144,956	127,385
Neuberger Berman AMT Guardian Portfolio – S Class	1,732,350	866,550
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	153,878	36,535
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	36,991	180,462
Oppenheimer Capital Appreciation Fund/VA – Service Shares	40,948	16,296
Oppenheimer Global Fund/VA – Service Shares	184,285	195,490
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	1,090,873	585,529
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	852,321	397,672
PIMCO Real Return Portfolio – Advisor Class	26,888	32,511
PIMCO Total Return Portfolio – Advisor Class	172,089	194,157
Rydex Inverse Government Long Bond Strategy Fund	168	505
Rydex Nova Fund	600	5,563
Sentinel Variable Products Balanced Fund	53,110	27,238
Sentinel Variable Products Bond Fund	269,367	272,531
Sentinel Variable Products Common Stock Fund	2,006,527	1,682,558
Sentinel Variable Products Mid Cap Fund	60,241	8,587
Sentinel Variable Products Small Company Fund	391,361	371,378
Templeton Developing Markets VIP Fund – Class 2	181,623	76,192
Templeton Foreign VIP Fund – Class 2	216,135	161,982
Templeton Growth VIP Fund – Class 2	308,056	453,798
Virtus Capital Growth Series – Class A Shares	55,209	284,545
Virtus Growth & Income Series – Class A Shares	725,376	730,599
Virtus International Series – Class A Shares	3,038,467	2,369,971
Virtus Multi-Sector Fixed Income Series – Class A Shares	585,293	790,720
Virtus Real Estate Securities Series – Class A Shares	1,420,483	1,077,412
Virtus Small-Cap Growth Series – Class A Shares	435,968	418,710
Virtus Small-Cap Value Series – Class A Shares	1,158,621	1,106,457

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Virtus Strategic Allocation Series – Class A Shares	$ 134,135	$ 225,950
Wanger International	963,022	753,933
Wanger International Select	193,711	163,819
Wanger Select	427,049	108,937
Wanger USA	384,621	224,712
	$ 27,658,428	$ 25,816,619

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4— Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2015			For the period ended December 31, 2014
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	1,212	(2,164)	(952)	1,187	(3,752)	(2,565)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	44,193	(48,647)	(4,454)	89,870	(28,366)	61,504
Deutsche Equity 500 Index VIP – Class A	195,714	(320,636)	(124,922)	128,069	(158,134)	(30,065)
Deutsche Small Cap Index VIP – Class A	22,827	(18,711)	4,116	19,973	(20,514)	(541)
Federated Fund for U.S. Government Securities II	208,651	(252,643)	(43,992)	405,524	(409,317)	(3,793)
Federated High Income Bond Fund II – Primary Shares	17,379	(50,925)	(33,546)	21,605	(60,112)	(38,507)
Federated Prime Money Fund II	1,097,138	(1,939,073)	(841,935)	1,995,753	(693,003)	1,302,750
Fidelity ® VIP Contrafund® Portfolio – Service Class	130,645	(163,858)	(33,213)	85,479	(201,889)	(116,410)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	389,236	(716,947)	(327,711)	478,992	(802,474)	(323,482)
Fidelity ® VIP Growth Portfolio – Service Class	41,205	(68,393)	(27,188)	114,782	(155,668)	(40,886)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	183,031	(293,968)	(110,937)	265,094	(298,104)	(33,010)
Franklin Income VIP Fund – Class 2	209,503	(288,995)	(79,492)	200,701	(225,695)	(24,994)
Franklin Mutual Shares VIP Fund – Class 2	112,334	(273,859)	(161,525)	159,902	(203,600)	(43,698)
Guggenheim Long Short Equity Fund	846	(2,711)	(1,865)	445	(695)	(250)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	143,992	(157,711)	(13,719)	200,414	(552,996)	(352,582)
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	557,813	(355,981)	201,832	204,768	(231,506)	(26,738)
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	286,709	(477,040)	(190,331)	496,163	(312,918)	183,245
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	8,824	(77,841)	(69,017)	10,101	(39,812)	(29,711)
Invesco V.I. American Franchise Fund – Series I Shares	124,739	(278,397)	(153,658)	181,253	(288,478)	(107,225)
Invesco V.I. Core Equity Fund – Series I Shares	15,393	(48,799)	(33,406)	182,247	(210,222)	(27,975)
Invesco V.I. Equity and Income Fund – Series II Shares	24,013	(18,600)	5,413	11,223	(10,052)	1,171
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	6,592	(3,768)	2,824	6,611	(6,057)	554
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	10,421	(12,237)	(1,816)	175,528	(172,531)	2,997
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	17,870	(65,041)	(47,171)	19,770	(84,588)	(64,818)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	267,896	(522,382)	(254,486)	562,928	(754,141)	(191,213)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	51,774	(68,000)	(16,226)	41,134	(92,514)	(51,380)
Neuberger Berman AMT Guardian Portfolio – S Class	302,497	(518,385)	(215,888)	373,639	(624,633)	(250,994)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	151,926	(37,545)	114,381	-	-	-
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	9,724	(126,906)	(117,182)	111,698	(71,827)	39,871
Oppenheimer Capital Appreciation Fund/VA – Service Shares	8,615	(10,166)	(1,551)	14,146	(16,202)	(2,056)
Oppenheimer Global Fund/VA – Service Shares	93,949	(123,343)	(29,394)	42,865	(80,670)	(37,805)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	307,973	(308,282)	(309)	255,773	(373,344)	(117,571)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	1,275,764	(635,086)	640,678	799,839	(488,664)	311,175
PIMCO Real Return Portfolio – Advisor Class	12,378	(21,648)	(9,270)	14,337	(34,152)	(19,815)
PIMCO Total Return Portfolio – Advisor Class	69,597	(115,992)	(46,395)	134,633	(143,471)	(8,838)
Rydex Inverse Government Long Bond Strategy Fund	447	(1,340)	(893)	374	(1,275)	(901)
Rydex Nova Fund	214	(1,945)	(1,731)	241	(453)	(212)
Sentinel Variable Products Balanced Fund	21,510	(17,179)	4,331	76,035	(24,057)	51,978
Sentinel Variable Products Bond Fund	149,711	(185,034)	(35,323)	186,501	(213,742)	(27,241)
Sentinel Variable Products Common Stock Fund	538,429	(951,654)	(413,225)	623,526	(1,190,341)	(566,815)
Sentinel Variable Products Mid Cap Fund	32,368	(5,528)	26,840	17,458	(42,621)	(25,163)
Sentinel Variable Products Small Company Fund	91,043	(201,100)	(110,057)	178,599	(206,807)	(28,208)
Templeton Developing Markets VIP Fund – Class 2	107,600	(78,053)	29,547	82,557	(177,343)	(94,786)
Templeton Foreign VIP Fund – Class 2	41,114	(49,485)	(8,371)	88,116	(96,089)	(7,973)
Templeton Growth VIP Fund – Class 2	128,658	(241,297)	(112,639)	146,655	(183,571)	(36,916)
Virtus Capital Growth Series – Class A Shares	13,707	(65,176)	(51,469)	18,363	(43,705)	(25,342)
Virtus Growth & Income Series – Class A Shares	66,378	(161,060)	(94,682)	148,086	(247,232)	(99,146)
Virtus International Series – Class A Shares	1,266,091	(1,129,088)	137,003	1,032,658	(1,162,336)	(129,678)
Virtus Multi-Sector Fixed Income Series – Class A Shares	192,717	(269,337)	(76,620)	239,047	(281,601)	(42,554)
Virtus Real Estate Securities Series – Class A Shares	156,913	(351,071)	(194,158)	239,835	(365,132)	(125,297)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2015			For the period ended December 31, 2014
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Small-Cap Growth Series – Class A Shares	87,559	(96,150)	(8,591)	56,424	(105,426)	(49,002)
Virtus Small-Cap Value Series – Class A Shares	234,653	(429,921)	(195,268)	272,564	(456,295)	(183,731)
Virtus Strategic Allocation Series – Class A Shares	17,581	(52,073)	(34,492)	17,866	(49,835)	(31,969)
Wanger International	232,237	(267,299)	(35,062)	195,876	(297,902)	(102,026)
Wanger International Select	72,377	(70,906)	1,471	30,628	(44,036)	(13,408)
Wanger Select	139,621	(34,712)	104,909	24,763	(81,671)	(56,908)
Wanger USA	29,330	(39,579)	(10,249)	19,909	(87,092)	(67,183)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5— Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2015, 2014, 2013, 2012, and 2011 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Alger Capital Appreciation Portfolio – Class I-2 Shares
2015	25	7.87	to	7.87	197	0.08%	-	to	-	6.19%	to	6.19%
2014 ‡	26	7.41	to	7.41	192	0.09%	-	to	-	13.75%	to	13.75%
2013 ‡	29	6.51	to	6.51	186	0.36%	-	to	-	35.19%	to	35.19%
2012	32	2.05	to	4.82	145	1.04%	-	to	0.48%	17.73%	to	18.30%
2011	34	1.74	to	4.07	131	0.11%	-	to	0.48%	(0.78%)	to	(0.30%)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2015 ‡	156	1.96	to	1.96	305	0.09%	-	to	-	(2.68%)	to	(2.68%)
2014 ‡	160	2.02	to	2.02	323	1.07%	-	to	-	9.25%	to	9.25%
2013 ‡	99	1.77	to	1.84	182	0.76%	-	to	-	32.82%	to	32.82%
2012 ‡	68	1.36	to	1.39	95	1.00%	-	to	0.48%	16.74%#	to	17.30%
2011 ‡	69	1.18#	to	1.18	81	0.79%	-	to	0.48%	(2.24%)#	to	(2.24%)
Deutsche Equity 500 Index VIP – Class A
2015	1,076	2.06	to	5.24	5,027	1.65%	-	to	0.48%	0.64%	to	1.13%
2014	1,201	2.04	to	5.18	5,608	1.84%	-	to	0.48%	12.85%	to	13.39%
2013	1,231	1.81	to	4.57	5,060	1.78%	-	to	0.48%	31.29%	to	31.93%
2012 ‡	1,190	1.38	to	3.46	3,701	1.71%	-	to	0.48%	15.14%	to	15.70%
2011 ‡	1,322	1.20#	to	2.99	3,579	1.70%	-	to	0.48%	1.35%	to	1.84%
Deutsche Small Cap Index VIP – Class A
2015	47	1.76	to	1.82	86	1.06%	-	to	0.48%	(5.05%)	to	(4.60%)
2014	43	1.85	to	1.91	82	1.00%	-	to	0.48%	4.24%	to	4.74%
2013	44	1.78	to	1.83	80	1.08%	-	to	0.48%	37.97%	to	38.64%
2012 ‡	18	1.29	to	1.32	24	0.35%	-	to	0.48%	15.69%	to	16.25%
2011 ‡	24	1.11	to	1.56	27	1.87%	-	to	0.48%	(4.87%)#	to	(4.41%)
Federated Fund for U.S. Government Securities II
2015	1,520	1.38	to	3.26	4,476	2.73%	-	to	0.48%	0.04%	to	0.52%
2014	1,564	1.38	to	3.24	4,589	2.96%	-	to	0.48%	4.12%	to	4.62%
2013	1,567	1.32	to	3.10	4,529	3.30%	-	to	0.48%	(2.52%)	to	(2.05%)
2012	1,642	1.36	to	1.27	4,808	3.79%	-	to	0.48%	2.48%	to	2.97%
2011 ‡	1,793	1.33#	to	3.07	5,085	4.15%	-	to	0.48%	5.27%	to	5.78%
Federated High Income Bond Fund II – Primary Shares
2015	131	1.90	to	5.33	633	5.75%	-	to	0.48%	(3.04%)	to	(2.57%)
2014	164	1.96	to	5.47	773	5.90%	-	to	0.48%	2.20%	to	2.69%
2013	203	1.92	to	5.33	921	6.87%	-	to	0.48%	6.47%	to	6.99%
2012 ‡	201	1.80	to	4.98	842	6.96%	-	to	0.48%	14.14%	to	14.70%
2011 ‡	170	1.58#	to	4.34	613	9.62%	-	to	0.48%	4.66%	to	5.17%
Federated Prime Money Fund II
2015	3,241	0.97	to	1.00	3,240	0.00%*	-	to	0.48%	(0.48%)	to	0.00%*
2014	4,083	0.98	to	1.00	4,082	-	-	to	0.48%	(0.48%)	to	-
2013	2,780	0.98	to	1.00	2,779	-	-	to	0.48%	(0.48%)	to	0.00%*
2012	2,903	0.99	to	1.00	2,903	-	-	to	0.48%	(0.48%)	to	0.00%*
2011	4,256	0.99	to	1.00	4,256	-	-	to	0.48%	(0.48%)	to	0.00%*

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Fidelity ® VIP Contrafund® Portfolio – Service Class
2015	753	2.27	to	6.31	3,733	0.90%	-	to	0.48%	0.08%	to	0.56%
2014	786	2.26	to	6.27	4,033	0.84%	-	to	0.48%	11.28%	to	11.82%
2013	902	2.03	to	5.61	4,029	0.93%	-	to	0.48%	30.52%	to	31.14%
2012 ‡	920	1.56	to	4.28	3,170	1.23%	-	to	0.48%	15.75%	to	16.31%
2011 ‡	1,011	1.35#	to	3.68	3,070	0.91%	-	to	0.48%	(3.10%)	to	(2.64%)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2015	3,022	2.28	to	5.65	8,895	0.06%	-	to	0.48%	4.98%	to	5.48%
2014	3,349	2.17	to	5.35	9,321	0.11%	-	to	0.48%	11.56%	to	12.10%
2013	3,673	1.95	to	4.77	9,092	0.20%	-	to	0.48%	37.12%	to	37.78%
2012 ‡	3,890	1.42	to	3.46	6,952	0.30%	-	to	0.48%	18.89%	to	19.46%
2011 ‡	4,028	1.19#	to	2.90	6,081	0.05%	-	to	0.48%	1.69%	to	2.18%
Fidelity ® VIP Growth Portfolio – Service Class
2015	355	2.27	to	5.23	1,546	0.16%	-	to	0.48%	6.54%	to	7.05%
2014	382	2.13	to	4.89	1,611	0.09%	-	to	0.48%	10.65%	to	11.19%
2013	423	1.93	to	4.40	1,502	0.20%	-	to	0.48%	35.55%	to	36.20%
2012 ‡	419	1.42	to	0.98	1,116	0.45%	-	to	0.48%	13.99%	to	14.55%
2011 ‡	486	1.25#	to	2.82	1,174	0.25%	-	to	0.48%	(0.34%)	to	0.14%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2015	1,407	1.41	to	1.47	2,028	2.45%	-	to	0.48%	(1.18%)	to	(0.71%)
2014	1,518	1.43	to	1.48	2,204	2.15%	-	to	0.48%	5.25%	to	5.75%
2013	1,551	1.35	to	1.40	2,130	2.38%	-	to	0.48%	(2.36%)	to	(1.89%)
2012	1,482	1.39	to	1.43	2,077	2.32%	-	to	0.48%	5.26%	to	5.77%
2011 ‡	1,523	1.32#	to	1.35	2,020	3.35%	-	to	0.48%	6.70%	to	7.21%
Franklin Income VIP Fund – Class 2
2015 ‡	1,208	1.52	to	1.60	1,839	4.68%	-	to	0.48%	(7.50%)	to	(7.05%)
2014	1,288	1.65	to	1.72	2,105	4.91%	-	to	0.48%	4.11%	to	4.62%
2013	1,313	1.58	to	1.64	2,046	6.32%	-	to	0.48%	13.39%	to	13.94%
2012 ‡	1,257	1.40	to	1.44	1,727	6.30%	-	to	0.48%	12.11%	to	12.65%
2011 ‡	1,207	1.24#	to	1.28	1,472	5.69%	-	to	0.48%	1.89%	to	2.38%
Franklin Mutual Shares VIP Fund – Class 2
2015	974	1.69	to	4.53	2,759	3.05%	-	to	0.48%	(5.39%)	to	(4.94%)
2014	1,136	1.79	to	4.76	3,250	2.04%	-	to	0.48%	6.61%	to	7.12%
2013	1,179	1.68	to	4.45	3,148	2.04%	-	to	0.48%	27.65%	to	28.26%
2012 ‡	1,357	1.31	to	3.47	2,795	2.07%	-	to	0.48%	13.69%	to	14.24%
2011 ‡	1,363	1.16#	to	3.03	2,485	2.35%	-	to	0.48%	(1.52%)	to	(1.04%)
Guggenheim Long Short Equity Fund
2015	3	2.00	to	2.00	6	-	-	to	-	1.26%	to	1.26%
2014	5	1.98	to	1.98	10	-	-	to	-	2.79%	to	2.79%
2013	5	1.92	to	1.92	10	-	-	to	-	17.46%	to	17.46%
2012	8	1.64	to	1.64	13	-	-	to	-	4.43%	to	4.43%
2011	18	1.57	to	1.57	28	-	-	to	-	(6.56%)	to	(6.56%)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
2015	1,526	1.36	to	1.36	2,082	1.20%	-	to	-	(2.83%)	to	(2.83%)
2014 ‡	1,540	1.40	to	1.40	2,162	0.89%	-	to	-	4.47%	to	4.47%
2013	1,893	1.32	to	1.34	2,543	1.11%	-	to	0.48%	17.55%	to	18.12%
2012	1,863	1.13	to	1.14	2,119	1.15%	-	to	0.48%	13.65%	to	14.20%
2011	2,245	0.99	to	1.00	2,237	0.93%	-	to	0.48%	(5.50%)	to	(5.04%)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
2015	1,703	1.26	to	1.29	2,188	1.48%	-	to	0.48%	(2.69%)	to	(2.22%)
2014	1,501	1.29	to	1.32	1,973	1.14%	-	to	0.48%	4.01%	to	4.51%
2013	1,528	1.24	to	1.26	1,923	1.23%	-	to	0.48%	11.32%	to	11.86%
2012	1,919	1.12	to	1.13	2,157	1.55%	-	to	0.48%	10.28%	to	10.81%
2011	1,695	1.01	to	1.02	1,721	1.08%	-	to	0.48%	(1.36%)	to	(0.89%)
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
2015	2,421	1.31	to	1.35	3,251	1.21%	-	to	0.48%	(2.98%)	to	(2.51%)
2014	2,611	1.35	to	1.38	3,597	1.09%	-	to	0.48%	4.07%	to	4.57%
2013 ‡	2,428	1.30	to	1.32	3,198	1.24%	-	to	0.48%	15.98%	to	16.55%
2012	2,209	1.12	to	1.13	2,498	1.36%	-	to	0.48%	12.37%	to	12.91%
2011	2,069	1.00	to	1.00	2,074	1.15%	-	to	0.48%	(4.14%)	to	(3.68%)
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
2015 ‡	144	1.20	to	1.20	174	1.26%	-	to	-	(1.68%)	to	(1.68%)
2014	213	1.20	to	1.23	261	1.09%	-	to	0.48%	2.81%	to	3.30%
2013	243	1.17	to	1.19	288	1.42%	-	to	0.48%	6.82%	to	7.33%
2012	249	1.09	to	1.11	274	1.73%	-	to	0.48%	7.35%	to	7.87%
2011 ‡	217	1.02	to	1.02	222	0.71%	-	to	0.48%	0.60%#	to	1.08%
Invesco V.I. American Franchise Fund – Series I Shares
2015	1,562	1.54	to	1.57	2,453	-	-	to	0.48%	4.50%	to	5.01%
2014	1,715	1.48	to	1.50	2,566	0.04%	-	to	0.48%	7.92%	to	8.44%
2013	1,823	1.37	to	1.38	2,514	0.44%	-	to	0.48%	39.46%	to	40.14%
2012 [4]	1,866	0.98	to	0.98	1,837	-	-	to	0.48%	(2.82%)	to	(2.50%)
Invesco V.I. Core Equity Fund – Series I Shares
2015	243	1.74	to	1.74	423	1.13%	-	to	-	(5.77%)	to	(5.77%)
2014	276	1.85	to	1.85	511	0.86%	-	to	-	8.15%	to	8.15%
2013	304	1.71	to	1.71	520	1.40%	-	to	-	29.25%	to	29.25%
2012	334	1.32	to	1.32	443	0.94%	-	to	-	13.88%	to	13.88%
2011	391	1.16	to	1.16	455	0.97%	-	to	-	(0.06%)	to	(0.06%)
Invesco V.I. Equity and Income Fund – Series II Shares
2015	74	1.55	to	1.74	124	2.31%	-	to	-	(2.59%)	to	(2.59%)
2014	68	1.59	to	1.79	118	1.66%	-	to	-	8.77%	to	8.77%
2013	67	1.46	to	1.64	107	1.35%	-	to	-	24.89%	to	24.88%
2012 ‡	138	1.29	to	1.32	166	1.83%	-	to	0.48%	12.39%	to	12.39%
2011 ‡	139	1.04	to	1.17	149	1.78%	-	to	0.48%	(1.30%)	to	(1.30%)#
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2015	72	1.90	to	1.90	137	0.36%	-	to	-	(4.03%)	to	(4.03%)
2014	69	1.98	to	1.98	137	0.04%	-	to	-	4.43%	to	4.43%
2013	69	1.90	to	1.90	130	0.69%	-	to	-	28.81%	to	28.81%
2012	80	1.47	to	1.47	118	0.06%	-	to	-	10.95%	to	10.95%
2011	94	1.33	to	1.33	125	0.30%	-	to	-	(6.38%)	to	(6.38%)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2015	89	2.09	to	2.09	186	-	-	to	-	(2.38%)	to	(2.38%)
2014	91	2.15	to	2.15	194	-	-	to	-	11.03%	to	11.03%
2013	88	1.93	to	1.93	169	-	-	to	-	35.08%	to	35.08%
2012	114	1.43	to	1.43	162	-	-	to	-	10.38%	to	10.38%
2011	115	1.30	to	1.30	149	-	-	to	-	(9.07%)	to	(9.07%)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2015	188	1.63	to	1.94	363	3.56%	-	to	-	(1.53%)	to	(1.53%)
2014	235	1.66	to	1.97	452	4.30%	-	to	-	4.35%	to	4.35%
2013	300	1.59	to	1.89	551	4.94%	-	to	-	8.17%	to	8.17%
2012	319	1.47	to	1.75	544	5.89%	-	to	-	12.53%	to	12.53%
2011	287	1.30	to	1.55	435	6.02%	-	to	-	4.38%	to	4.38%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2015	3,156	1.65	to	1.71	5,365	1.21%	-	to	0.48%	(3.33%)	to	(2.86%)
2014	3,410	1.71	to	1.76	5,969	0.71%	-	to	0.48%	7.14%	to	7.65%
2013	3,602	1.60	to	1.63	5,857	0.58%	-	to	0.48%	35.25%	to	35.90%
2012 ‡	3,775	1.18	to	1.20	4,518	0.98%	-	to	0.48%	11.55%	to	12.09%
2011 ‡	4,049	1.06#	to	1.07	4,323	0.73%	-	to	0.48%	(6.53%)	to	(6.08%)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2015	418	1.49	to	1.83	753	0.58%	-	to	-	(3.79%)	to	(3.79%)
2014 ‡	435	1.55	to	1.90	818	0.43%	-	to	-	11.53%	to	11.53%
2013	486	1.69	to	1.70	819	0.44%	-	to	0.48%	29.69%	to	30.32%
2012 ‡	471	1.07	to	1.31	609	0.69%	-	to	0.48%	13.99%	to	14.55%
2011 ‡	489	0.93	to	1.14#	554	0.22%	-	to	0.48%	(4.01%)#	to	(4.01%)
Neuberger Berman AMT Guardian Portfolio – S Class
2015	2,726	1.64	to	1.72	4,452	0.46%	-	to	0.48%	(5.57%)	to	(5.12%)
2014	2,942	1.74	to	1.81	5,057	0.26%	-	to	0.48%	8.37%	to	8.89%
2013	3,193	1.61	to	1.67	5,026	0.69%	-	to	0.48%	37.94%	to	38.61%
2012 ‡	3,432	1.16	to	1.20	3,894	0.16%	-	to	0.48%	12.06%	to	12.60%
2011 ‡	3,365	1.04#	to	1.07	3,396	0.36%	-	to	0.48%	(3.54%)	to	(3.08%)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2015 ‡, 5	114	0.97	to	0.97	111	-	-	to	0.48%	(2.99%)	to	(2.91%)
2014	-	-	to	-	-	-	-	to	-	-	to	-
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
2015 ‡	-	-	to	-	-	-	-	to	0.48%	(0.44%)	to	(0.03%)
2014	117	1.35	to	1.46	166	-	-	to	0.48%	2.97%	to	3.47%
2013	77	1.31	to	1.41	105	-	-	to	0.48%	45.13%	to	45.83%
2012	73	0.91	to	0.96	68	-	-	to	0.48%	8.30%	to	8.82%
2011	43	0.84	to	0.89	37	-	-	to	0.48%	(1.53%)	to	(1.06%)
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2015	90	1.50	to	1.72	153	-	-	to	-	3.27%	to	3.27%
2014	92	1.46	to	1.67	149	0.18%	-	to	-	15.13%	to	15.13%
2013 ‡	94	1.27	to	1.45	133	0.22%	-	to	-	29.43%	to	29.43%
2012	263	0.98	to	1.12	292	0.38%	-	to	-	13.81%	to	13.81%
2011 ‡	336	0.86	to	0.98	329	0.05%	-	to	-	(1.37%)	to	(1.37%)#
Oppenheimer Global Fund/VA – Service Shares
2015	259	1.42	to	1.67	403	1.14%	-	to	-	3.67%	to	3.67%
2014 ‡	288	1.37	to	1.61	437	0.91%	-	to	-	2.06%	to	2.06%
2013	326	1.48	to	1.58	482	1.16%	-	to	0.48%	26.38%	to	26.99%
2012 ‡	273	1.17	to	1.24	317	1.93%	-	to	0.48%	20.37%	to	20.95%
2011 ‡	302	0.97#	to	1.03	291	1.00%	-	to	0.48%	(8.96%)	to	(8.53%)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2015	1,762	1.68	to	1.97	3,143	0.64%	-	to	0.48%	(6.54%)	to	(6.09%)
2014	1,763	1.79	to	2.09	3,349	0.64%	-	to	0.48%	11.12%	to	11.65%
2013	1,880	1.61	to	1.88	3,199	0.69%	-	to	0.48%	39.95%	to	40.62%
2012	2,144	1.15	to	1.33	2,594	0.33%	-	to	0.48%	17.10%	to	17.67%
2011	2,189	0.98	to	1.13	2,249	0.38%	-	to	0.48%	(2.85%)	to	(2.38%)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2015	3,493	0.56	to	0.59	1,795	4.26%	-	to	0.48%	(26.02%)	to	(25.66%)
2014	2,852	0.76	to	0.79	1,993	0.27%	-	to	0.48%	(19.01%)	to	(18.62%)
2013	2,541	0.93	to	0.97	2,176	1.62%	-	to	0.48%	(15.12%)	to	(14.71%)
2012 ‡	2,083	1.10	to	1.14	2,108	2.43%	-	to	0.48%	4.62%	to	5.12%
2011 ‡	1,890	1.05#	to	1.08	1,832	13.89%	-	to	0.48%	(7.99%)	to	(7.54%)
PIMCO Real Return Portfolio – Advisor Class
2015	132	1.41	to	1.48	190	4.10%	-	to	0.48%	(3.27%)	to	(2.80%)
2014	141	1.46	to	1.52	210	1.35%	-	to	0.48%	2.49%	to	2.99%
2013	161	1.42	to	1.47	233	1.45%	-	to	0.48%	(9.74%)	to	(9.31%)
2012 ‡	213	1.57	to	1.63	342	1.00%	-	to	0.48%	8.12%	to	8.64%
2011 ‡	186	1.46#	to	1.50	274	1.96%	-	to	0.48%	11.02%	to	11.56%
PIMCO Total Return Portfolio – Advisor Class
2015	529	1.61	to	1.69	882	4.79%	-	to	0.48%	(0.13%)	to	0.35%
2014	576	1.62	to	1.69	955	2.10%	-	to	0.48%	3.67%	to	4.17%
2013	585	1.56	to	1.62	930	2.04%	-	to	0.48%	(2.53%)	to	(2.06%)
2012 ‡	695	1.60	to	1.65	1,133	2.48%	-	to	0.48%	8.97%	to	9.49%
2011 ‡	726	1.47#	to	1.51	1,082	2.53%	-	to	0.48%	3.01%	to	3.50%
Rydex Inverse Government Long Bond Strategy Fund
2015	19	0.38	to	0.38	7	-	-	to	-	(1.22%)	to	(1.22%)
2014	20	0.38	to	0.38	7	-	-	to	-	(24.91%)	to	(24.91%)
2013	21	0.51	to	0.51	10	-	-	to	-	15.26%	to	15.26%
2012	31	0.44	to	0.44	13	-	-	to	-	(6.19%)	to	(6.19%)
2011	41	0.47	to	0.47	19	-	-	to	-	(30.44%)	to	(30.44%)
Rydex Nova Fund
2015	5	2.76	to	2.76	13	-	-	to	-	(0.72%)	to	(0.72%)
2014	6	2.78	to	2.78	17	0.09%	-	to	-	18.59%	to	18.59%
2013	6	2.34	to	2.34	15	0.11%	-	to	-	48.99%	to	48.99%
2012	7	1.57	to	1.57	11	-	-	to	-	22.25%	to	22.25%
2011 ‡	7	1.29	to	1.29	9	0.04%	-	to	0.48%	(1.17%)#	to	(1.17%)
Sentinel Variable Products Balanced Fund
2015	171	1.51	to	1.64	268	1.88%	-	to	0.48%	(0.45%)	to	0.03%
2014	167	1.52	to	1.64	261	2.05%	-	to	0.48%	7.30%	to	7.81%
2013	115	1.41	to	1.52	167	1.40%	-	to	0.48%	18.31%	to	18.88%
2012	99	1.20	to	1.28	121	1.96%	-	to	0.48%	10.90%	to	11.44%
2011	103	1.08	to	1.15	113	3.05%	-	to	0.48%	3.55%	to	4.05%
Sentinel Variable Products Bond Fund
2015	1,019	1.42	to	1.47	1,476	3.22%	-	to	0.48%	(1.76%)	to	(1.29%)
2014	1,054	1.44	to	1.49	1,548	2.98%	-	to	0.48%	3.51%	to	4.01%
2013	1,081	1.39	to	1.43	1,527	3.29%	-	to	0.48%	(0.81%)	to	(0.33%)
2012	1,017	1.40	to	1.44	1,443	3.11%	-	to	0.48%	6.02%	to	6.53%
2011 ‡	952	1.32#	to	1.35	1,268	3.56%	-	to	0.48%	6.53%	to	7.05%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Sentinel Variable Products Common Stock Fund
2015	4,619	1.67	to	1.83	8,087	2.69%	-	to	0.48%	(0.29%)	to	0.19%
2014	5,032	1.68	to	1.83	8,793	1.65%	-	to	0.48%	9.81%	to	10.34%
2013	5,599	1.53	to	1.66	8,859	1.53%	-	to	0.48%	31.09%	to	31.73%
2012	6,141	1.17	to	1.26	7,374	1.84%	-	to	0.48%	14.55%	to	15.10%
2011	6,172	1.02	to	1.09	6,435	1.59%	-	to	0.48%	1.61%	to	2.10%
Sentinel Variable Products Mid Cap Fund
2015	89	1.45	to	1.52	133	0.28%	-	to	-	(1.23%)	to	(1.23%)
2014 ‡	63	1.47	to	1.54	94	0.35%	-	to	-	4.63%	to	4.63%
2013	88	1.40	to	1.47	127	0.11%	-	to	-	32.32%	to	32.32%
2012	82	1.06	to	1.11	89	0.27%	-	to	-	12.34%	to	12.34%
2011	44	0.94	to	0.99	42	0.01%	-	to	-	3.62%	to	3.62%
Sentinel Variable Products Small Company Fund
2015	753	1.68	to	1.92	1,335	-	-	to	0.48%	(1.81%)	to	(1.34%)
2014	863	1.71	to	1.95	1,549	0.49%	-	to	0.48%	6.17%	to	6.68%
2013	891	1.61	to	1.83	1,499	0.13%	-	to	0.48%	34.07%	to	34.72%
2012	971	1.20	to	1.36	1,211	0.51%	-	to	0.48%	10.90%	to	11.44%
2011	922	1.08	to	1.22	1,032	-	-	to	0.48%	2.52%	to	3.02%
Templeton Developing Markets VIP Fund – Class 2
2015	619	0.88	to	0.93	526	2.02%	-	to	0.48%	(19.99%)	to	(19.60%)
2014	589	1.10	to	1.15	626	1.47%	-	to	0.48%	(8.83%)	to	(8.39%)
2013	684	1.21	to	1.26	779	1.89%	-	to	0.48%	(1.40%)	to	(0.92%)
2012 ‡	564	1.23	to	1.27	635	1.36%	-	to	0.48%	12.62%	to	13.16%
2011 ‡	636	1.09#	to	1.12	643	0.91%	-	to	0.48%	(16.26%)	to	(15.86%)
Templeton Foreign VIP Fund – Class 2
2015	413	1.43	to	3.90	1,318	3.19%	-	to	0.48%	(6.94%)	to	(6.49%)
2014	421	1.53	to	4.17	1,442	1.89%	-	to	0.48%	(11.56%)	to	(11.13%)
2013	429	1.73	to	4.69	1,641	2.30%	-	to	0.48%	22.38%	to	22.97%
2012 ‡	412	1.42	to	3.82	1,254	3.06%	-	to	0.48%	17.66%	to	18.23%
2011 ‡	465	1.20#	to	3.23	1,251	1.68%	-	to	0.48%	(11.06%)	to	(10.63%)
Templeton Growth VIP Fund – Class 2
2015	898	1.41	to	3.87	1,864	2.61%	-	to	0.48%	(6.94%)	to	(6.49%)
2014	1,011	1.52	to	4.14	2,191	1.34%	-	to	0.48%	(3.28%)	to	(2.81%)
2013	1,048	1.57	to	4.26	2,345	2.68%	-	to	0.48%	30.19%	to	30.82%
2012 ‡	1,174	1.21	to	3.25	1,977	2.09%	-	to	0.48%	20.48%	to	21.07%
2011 ‡	1,203	1.00#	to	2.69	1,689	1.36%	-	to	0.48%	(7.42%)	to	6.98%
Virtus Capital Growth Series – Class A Shares
2015	208	1.54	to	4.46	918	-	-	to	-	9.26%	to	9.26%
2014 ‡	260	1.41	to	4.08	1,054	0.06%	-	to	-	11.73%	to	11.73%
2013	285	1.26	to	3.65	1,005	0.33%	-	to	-	29.44%	to	29.44%
2012	294	0.97	to	2.82	799	0.59%	-	to	-	13.76%	to	13.76%
2011	325	0.86	to	2.48	769	0.05%	-	to	-	(4.60%)	to	(4.60%)
Virtus Growth & Income Series – Class A Shares
2015	853	1.74	to	4.40	3,562	0.86%	-	to	0.48%	(9.34%)	to	(8.91%)
2014	948	1.92	to	4.83	4,366	0.93%	-	to	0.48%	9.11%	to	9.64%
2013	1,047	1.76	to	4.41	4,364	0.85%	-	to	0.48%	31.17%	to	31.81%
2012 ‡	1,160	1.34	to	3.34	3,647	0.88%	-	to	0.48%	14.22%	to	14.77%
2011 ‡	1,333	1.18#	to	2.91	3,648	0.72%	-	to	0.48%	(2.13%)	to	(1.66%)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus International Series – Class A Shares
2015	6,190	1.68	to	4.90	12,781	2.28%	-	to	0.48%	(10.91%)	to	(10.48%)
2014	6,053	1.89	to	5.48	14,418	3.79%	-	to	0.48%	(4.36%)	to	(3.90%)
2013	6,183	1.97	to	5.70	15,379	2.17%	-	to	0.48%	7.27%	to	7.78%
2012 ‡	6,275	1.84	to	5.29	14,696	2.76%	-	to	0.48%	15.96%	to	16.52%
2011 ‡	6,207	1.59#	to	4.54	13,168	2.65%	-	to	0.48%	(5.03%)	to	(4.57%)
Virtus Multi-Sector Fixed Income Series – Class A Shares
2015	1,412	1.73	to	4.72	3,551	4.12%	-	to	0.48%	(1.73%)	to	(1.26%)
2014	1,489	1.76	to	4.78	3,957	4.87%	-	to	0.48%	1.41%	to	1.90%
2013	1,531	1.73	to	4.69	4,041	5.61%	-	to	0.48%	1.76%	to	2.25%
2012 ‡	1,503	1.70	to	4.58	3,922	6.32%	-	to	0.48%	14.14%	to	14.69%
2011 ‡	1,483	1.49#	to	4.00	3,417	6.83%	-	to	0.48%	2.50%	to	2.99%
Virtus Real Estate Securities Series – Class A Shares
2015	1,307	2.43	to	8.82	5,219	1.36%	-	to	0.48%	1.89%	to	2.38%
2014	1,502	2.38	to	8.62	5,703	1.14%	-	to	0.48%	30.99%	to	31.62%
2013	1,627	1.82	to	6.55	4,668	1.51%	-	to	0.48%	0.41%	to	0.90%
2012 ‡	1,570	1.81	to	6.49	4,566	0.99%	-	to	0.48%	16.41%	to	16.98%
2011 ‡	1,668	1.56#	to	5.55	4,242	0.72%	-	to	0.48%	9.34%	to	9.87%
Virtus Small-Cap Growth Series – Class A Shares
2015	327	2.45	to	7.53	1,837	-	-	to	0.48%	0.24%	to	0.73%
2014	336	2.44	to	7.48	2,001	-	-	to	0.48%	5.00%	to	5.50%
2013	385	2.33	to	7.09	2,080	0.28%	-	to	0.48%	39.53%	to	40.20%
2012	387	1.67	to	5.05	1,573	0.19%	-	to	0.48%	11.27%	to	11.81%
2011	398	1.50#	to	4.52	1,479	-	-	to	0.48%	16.03%	to	16.59%
Virtus Small-Cap Value Series – Class A Shares
2015	2,056	1.77	to	5.16	5,967	0.53%	-	to	0.48%	(1.84%)	to	(1.37%)
2014	2,251	1.81	to	5.23	6,595	0.62%	-	to	0.48%	1.34%	to	1.83%
2013	2,435	1.78	to	5.14	6,899	0.58%	-	to	0.48%	40.09%	to	40.77%
2012 ‡	2,721	1.27	to	3.65	5,407	2.30%	-	to	0.48%	7.61%	to	8.13%
2011 ‡	2,712	1.18#	to	3.37	5,145	0.83%	-	to	0.48%	4.03%	to	4.54%#
Virtus Strategic Allocation Series – Class A Shares
2015	171	1.73	to	4.37	697	1.65%	-	to	0.48%	(5.84%)	to	(5.38%)
2014	205	1.83	to	4.62	890	2.09%	-	to	0.48%	7.00%	to	7.51%
2013	237	1.71	to	4.30	968	1.95%	-	to	0.48%	17.43%	to	17.99%
2012 ‡	248	1.46	to	3.64	855	2.33%	-	to	0.48%	12.88%	to	13.42%
2011 ‡	256	1.29#	to	3.21	779	2.25%	-	to	0.48%	1.42%	to	1.91%
Wanger International
2015	1,341	2.19	to	7.77	4,094	1.44%	-	to	0.48%	(0.38%)	to	0.10%
2014	1,376	2.20	to	7.77	4,309	1.44%	-	to	0.48%	(4.86%)	to	(4.40%)
2013	1,478	2.31	to	8.12	4,798	2.62%	-	to	0.48%	21.78%	to	22.37%
2012 ‡	1,646	1.90	to	6.64	4,236	1.23%	-	to	0.48%	20.98%	to	21.56%
2011 ‡	1,637	1.57#	to	5.46	3,832	4.81%	-	to	0.48%	(15.03%)	to	(14.62%)
Wanger International Select
2015	250	1.90	to	6.33	881	1.50%	-	to	0.48%	(1.50%)	to	(1.03%)
2014	248	1.93	to	6.39	936	1.39%	-	to	0.48%	(7.40%)	to	(6.96%)
2013	262	2.08	to	6.87	1,111	5.93%	-	to	0.48%	13.49%	to	14.04%
2012 ‡	239	1.83	to	6.02	948	1.19%	-	to	0.48%	21.41%	to	22.00%
2011 ‡	228	1.51#	to	4.94	757	1.41%	-	to	0.48%	(10.54%)	to	(10.11%)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger Select
2015	247	2.19	to	6.44	794	0.01%	-	to	0.48%	(0.23%)	to	0.25%
2014	142	2.19	to	6.42	661	-	-	to	0.48%	2.65%	to	3.14%
2013	199	2.14	to	6.23	771	0.28%	-	to	0.48%	33.93%	to	34.58%
2012 ‡	210	1.59	to	4.63	644	0.45%	-	to	0.48%	17.89%	to	18.46%
2011 ‡	193	1.35#	to	3.91	506	2.04%	-	to	0.48%	(18.07%)	to	(17.68%)
Wanger USA
2015	253	2.14	to	6.52	1,433	-	-	to	0.48%	(1.09%)	to	(0.61%)
2014	263	2.16	to	6.56	1,522	-	-	to	0.48%	4.28%	to	4.78%
2013	331	2.07	to	6.26	1,706	0.13%	-	to	0.48%	33.11%	to	33.75%
2012 ‡	442	1.56	to	4.68	1,492	0.32%	-	to	0.48%	19.44%	to	20.02%
2011 ‡	428	1.30#	to	3.90	1,203	-	-	to	0.48%	(3.95%)	to	(3.49%)

*Amount is less than 0.005%.
‡For the noted Fund, a unit value and/or total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
#This represents a prior period number that has been restated due to an error. During the preparation of the 2012 financial statements, PHL Variable discovered errors in the unit value and total return financial highlight disclosures for the investment option for the 2011 period identified. In prior periods, the unit value and total return ranges were shown regardless of their relationship with the expense ratio presented. Accordingly, in 2012, PHL Variable restated these unit values and total return ranges to correspond correctly to the lowest or highest expense ratio reported (as described in note 3 below).
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of management fees assessed by the Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception April 27, 2012 to December 31, 2012.	[5]From inception November 2, 2015 to December 31, 2015.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6— Related Party Transactions and Charges and Deductions
Related Party Transactions
PHL Variable and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PHL Variable is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Saybrus Equity Services, Inc., a broker-dealer subsidiary of Phoenix, distributes PHL Variable’s products through broker-dealers and other financial intermediaries.
Charges and Deductions
PHL Variable makes deductions from the contract to compensate us for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, PHL Variable makes deductions for administrative charges. These charges are typically a flat dollar amount, but could also vary by face amount of coverage. Below is a table that summarizes the guaranteed maximum monthly deduction for some of the various plans offered by PHL Variable:
Plan	Guaranteed Maximum Monthly Admin Charge
Phoenix Benefit Choice VUL	$7.00
Phoenix Edge SVUL	Policy Options A or B $-.01 per $1,000 of face amount, capped at $75, in years 1-15 Policy Option C $-.08 per $1,000 of face amount, capped at $200, in years 1-15
Phoenix Edge VUL	None
Phoenix Executive VUL (08XVUL)	$20.00
Phoenix Express VUL (06PEXVUL)	Varies based on issue age and face amount, capped at $80
Phoenix Express VUL (V616)	$.35 per $1,000 of face amount
Phoenix Joint Edge VUL	$10.00
Contract Surrender Charge – In accordance with terms of the contracts, PHL Variable charges a deduction for surrender charges. Because a contract value and duration may vary, the surrender charge may also vary.
Cost of Insurance Charge – In accordance with terms of the contracts, PHL Variable makes monthly deductions for costs of insurance to cover PHL Variable’s anticipated mortality costs. Because a contract account value and death benefit may vary from month to month, the cost of insurance charge may also vary.
Monthly Mortality and Expense Risk Fees (“M&E Fees”) – The M&E Fees are typically deducted daily from contract value allocated to the variable sub-accounts, however, certain products assess the M&E Fees monthly. In accordance with terms of the contracts, PHL Variable will make either monthly or daily deductions.
All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2015 and 2014 were $7,869,681 and $8,320,887, respectively.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
B.    Optional Rider and Benefit Charges
PHL Variable may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E
As mentioned above, the M&E is typically deducted daily from contract value allocated to the variable sub-accounts. These expenses are included in separate line item “Mortality and Expense Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. The total aggregate expense for the period ended December 31, 2015 was $17,653.
Below is a table that summarizes the guaranteed maximum annual equivalent M&E Fees deductions for some of the various plans offered by PHL Variable:
Plan	Guaranteed Maximum Annual M&E
Phoenix Benefit Choice VUL	Years 1-20: 0.50% Years 21+: 0.30%
Phoenix Edge SVUL*	0.90% all years
Phoenix Edge VUL*	0.90% all years
Phoenix Executive VUL (08XVUL)*	0.90% all years
Phoenix Express VUL (06PEXVUL)	0.90% all years
Phoenix Express VUL (V616)*	0.90% all years
Phoenix Joint Edge VUL	Years 1-20: 0.50% Years 21+: 0.30%
* M&E Fees are assessed monthly
D.    Other Charges
PHL Variable may deduct other charges depending on the contract terms.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases in the form of additional units and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
PHL Variable intends that each of the investment options shall comply with the diversification requirements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other
Intercompany Reinsurance Treaty
On June 30, 2015, Phoenix executed an intercompany reinsurance treaty between two of its subsidiaries, Phoenix Life Insurance Company (“Phoenix Life”) and PHL Variable after receiving regulatory approval from the the New York State Department of Financial Services (“NYDFS”) and the Connecticut Insurance Department. Under the reinsurance treaty, Phoenix Life will retrocede to PHL Variable on a modified coinsurance basis, policy liabilities of a block of corporate-owned life insurance policies. As of result of discussions with its regulators related to this treaty, Phoenix decided to de-stack its insurance company subsidiaries.
Destacking
On July 29, 2015, Phoenix completed de-stacking of its insurance company subsidiaries, which are now all direct subsidiaries of Phoenix. Prior to the de-stacking, Phoenix Life ,a direct subsidiary of Phoenix, was the indirect parent of PHL Variable, American Phoenix Life and Reassurance Company and Phoenix Life and Annuity Company. It was approved by the NYDFS, which regulates Phoenix Life, and the Connecticut Insurance Department, which regulates the other three subsidiaries.
Nassau Transaction
On September 29, 2015, Phoenix announced the signing of a definitive agreement in which Nassau Reinsurance Group Holdings L.P. (“Nassau”) agreed to acquire Phoenix for $37.50 per share in cash, representing an aggregate purchase price of $217.2 million (the “Nassau Transaction”) . Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on acquiring and operating entities in the life, annuity and long-term care sectors. The Nassau Transaction was subject to the approval of the Phoenix shareholders, regulatory approvals from the NYDFS and the Connecticut Insurance Department, among other closing conditions. After completion of the transaction, which is expected to close in early 2016, Nassau will contribute $100 million in new equity capital into Phoenix and Phoenix will be a privately held, wholly owned subsidiary of Nassau. In addition, as part of the Nassau Transaction, Phoenix launched a consent solicitation in connection with its 7.45% quarterly Interest Bonds due 2032 (the “Consent Solicitation”).
Phoenix Shareholder Litigation
On October 26, 2015, a putative class action lawsuit was filed by a purported shareholder of Phoenix in the Superior Court of the State of Connecticut challenging the Nassau Transaction. The lawsuit alleged that the individual members of Phoenix’s Board of Directors breached their fiduciary duties to the Phoenix shareholders by agreeing to the Nassau Transaction for inadequate consideration and through an allegedly flawed sales process, and that the defendant companies – Phoenix, Nassau and Davero Merger Sub Corp. (a wholly owned subsidiary of Nassau) – aided and abetted such alleged breaches. The plaintiff in the action, which is styled Thomas White v. The Phoenix Companies, Inc., et. al., No. HHD-CV15--6063180-S (Conn. Super. Ct., Hartford), sought , among other things, an order enjoining the merger and, in the event the merger is completed, rescission and/or damages as a result of the alleged violations of law, as well as fees and costs.
Phoenix Shareholder Litigation Settlement
On December 10, 2015, Phoenix and the other defendants executed a Memorandum of Understanding (“MOU”) with the plaintiff providing for settlement of the suit based on certain supplemental disclosures to be released to Phoenix shareholders in advance of the December 17, 2015 shareholder vote. The settlement reflected in the MOU is subject to certain confirmatory discovery by the plaintiffs in the litigation and subject to the approval of the Court, among other things. The defendants have vigorously denied, and continue vigorously to deny, that they have committed any violation of law or engaged in any of the wrongful acts that were alleged in the litigation. The MOU outlines the terms of the agreement in principle to settle and release all claims which were or could have been asserted in the litigation. The parties to the MOU will seek to enter into a stipulation of settlement that will be presented to the Court for final approval. The stipulation of settlement will be subject to customary conditions, including approval by the Court, which will consider the fairness, reasonableness and adequacy of the settlement. The stipulation of settlement will provide for, among other things, the conditional certification of the Litigation as a non opt-out class action. The stipulation of settlement will provide for the release of any and all claims arising from the merger, subject to approval by the Court. The release will not become effective until the stipulation of settlement is approved by the Court. In connection with the settlement, subject to the ultimate determination of the Court, counsel for plaintiff may receive an award of reasonable fees. Neither this payment nor the settlement will affect the consideration to be received by Phoenix stockholders in the merger or the timing of the anticipated closing of the merger. There can be no assurance that the settling parties will ultimately enter into a stipulation of settlement or that the Court will approve the settlement even if the settling parties were to enter into the stipulation. In such event, or if the merger is not consummated for any reason, the proposed settlement will be null and void and of no force and effect. In January 2016, named-plaintiff, Thomas White, and non-party, Stephen Bushansky, a member of the putative class, moved to substitute Stephen Bushansky as plaintiff, which motion was granted.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
Phoenix Proxy Solicitation
On December 17, 2015, at a special meeting, Phoenix shareholders approved the adoption of the Agreement and Plan of Merger, dated as of September 28, 2015, among Phoenix, Davero Merger Sub Corp. and Nassau. Subject to the terms and conditions of the merger agreement, Davero Merger Sub Corp., a direct wholly-owned subsidiary of Nassau, will be merged with and into Phoenix with Phoenix as the surviving company and a direct wholly-owned subsidiary of Nassau.
Consent Solicitation
On January 7, 2016, Phoenix commenced the Consent Solicitation to amend the indenture governing the bonds (the “Indenture”) in connection with the Nassau Transaction. On March 4, 2016, Phoenix announced the success of the Consent Solicitation. The consents received represented approximately 72.9% of the outstanding principal amount. On March 9, 2016, the Company and the Trustee executed a fourth supplemental indenture (the “Fourth Supplemental Indenture”) amending the Indenture effective as of such date. If the merger is consummated and the bonds are delisted, Phoenix will no longer be required to file SEC Reports with the SEC and will not be required to file reports with the bond’s trustee or the SEC pursuant to the terms of the Indenture or the Trust Indenture Act of 1939, as amended. The amendment would require Phoenix to deliver to the trustee and make available to bondholders certain annual financial statements, quarterly financial statements and reports on certain current events.
Consent Solicitation Litigation
On February 8, 2016, plaintiff Kenneth Roth filed a putative class action complaint (“Complaint”) in New York Supreme Court (New York County) (the “Court”) against Phoenix and U.S. Bank National Association in its capacity as indenture trustee (the “Trustee”), Index No. 650634/2016 (the “Litigation”), relating to the Consent Solicitation. The Complaint asserts claims against Phoenix for breach of contract, breach of the covenant of good faith and fair dealing, negligent misrepresentation, a temporary restraining order, a preliminary and permanent injunction, and a declaratory judgment. In addition to damages, costs, and attorneys’ fees, the Complaint asks the Court to temporarily restrain, and preliminarily and permanently enjoin the Consent Solicitation or, alternatively, declare that the proposed supplemental indenture is null and void. The Complaint further alleges that the Trustee breached its fiduciary duty to bondholders by, inter alia, allowing the Consent Solicitation to be issued. Phoenix believes that the lawsuit is without merit and that no additional or amended disclosure is required to supplement the Consent Solicitation, and that no changes to the proposed supplemental indenture are required, under applicable laws.
Consent Solicitation Litigation Settlement
On February 24, 2016, the parties to the Litigation (the “Settling Parties”) entered into the MOU providing for the settlement of the Litigation, subject to the approval of the Court, among other things. The defendants have vigorously denied, and continue vigorously to deny, that they have committed any violation of law or engaged in any of the wrongful acts that were alleged in the Litigation. The MOU outlines the terms of the Settling Parties’ agreement in principle to settle and release all claims which were or could have been asserted in the Litigation. The parties to the MOU will seek to enter into a stipulation of settlement that will be presented to the Court for final approval. The stipulation of settlement will be subject to customary conditions, including approval by the Court, which will consider the fairness, reasonableness and adequacy of the settlement. The stipulation of settlement will provide for, among other things, the release of any and all claims arising from or relating to the Consent Solicitation, subject to approval by the Court. The release will not become effective until the stipulation of settlement is approved by the Court. In connection with the settlement, subject to the ultimate determination of the Court, counsel for plaintiff may receive an award of reasonable fees. Neither this payment nor the settlement will affect the consent fee to be received by consenting Phoenix bondholders in the Consent Solicitation. There can be no assurance that the Settling Parties will ultimately enter into a stipulation of settlement or that the Court will approve the settlement even if the Settling Parties were to enter into the stipulation. In such event, or if the Consent Solicitation is not consummated for any reason, the proposed settlement will be null and void and of no force and effect.
SEC Cease-and-Desist Order
Phoenix and PHL Variable of Phoenix, are subject to a Securities and Exchange Commission (the “SEC”) Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order, which was approved by the SEC in March 2014 (the “March 2014 Order”) and was subsequently amended by an amended SEC administrative order approved by the SEC in August 2014 (the March 2014 Order, as amended, the “Amended Order”). The Amended Order and the March 2014 Order (collectively, the “Orders”), directed Phoenix and PHL Variable to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 and 13a-13 thereunder and Section 15(d) of the Exchange Act and Rules 15d-1 and 15d-13

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
thereunder. Phoenix and PHL Variable remain subject to these obligations. Pursuant to the Orders, Phoenix and PHL Variable were required to file certain periodic SEC reports in accordance with the timetables set forth in the Orders. All of such filings have been made. Phoenix and PHL Variable paid civil monetary penalties to the SEC in the aggregate amount of $1.1 million pursuant to the terms of the Orders in 2014.
Cases Brought by Policy Investors Against Phoenix, Phoenix Life, PHL Variable
On August 2, 2012, Lima LS PLC filed a complaint against Phoenix, Phoenix Life, PHL Variable, James D. Wehr, Philip K. Polkinghorn, Edward W. Cassidy, Dona D. Young and other unnamed defendants in the United States District Court for the District of Connecticut (Case No. CV12-01122). On July 1, 2013, the defendants’ motion to dismiss the complaint was granted in part and denied in part. Thereafter, on July 31, 2013, the plaintiff served an amended complaint against the same defendants, with the exception that Mr. Cassidy was dropped as a defendant. The plaintiffs allege that Phoenix Life and PHL Variable promoted certain policy sales knowing that the policies would ultimately be owned by investors and then challenging the validity of these policies or denying claims submitted on these policies. Plaintiffs are seeking damages, including punitive and treble damages, attorneys’ fees and a declaratory judgment. We believe we have meritorious defenses against this lawsuit and we intend to vigorously defend against these claims. The outcome of this litigation and any potential losses are uncertain.
Cost of Insurance Cases
On November 18, 2011, Martin Fleisher and another plaintiff (the “Fleisher Litigation”), on behalf of themselves and others similarly situated, filed suit against Phoenix Life in the United States District Court for the Southern District of New York (C.A. No. 1:11-cv-08405-CM-JCF (U.S. Dist. Ct; S.D.N.Y.)) challenging COI rate adjustments implemented by Phoenix Life in 2010 and 2011 in certain universal life insurance policies. The complaint sought damages for breach of contract. The class certified by the court was limited to holders of Phoenix Life policies issued in New York subject to New York law and subject to Phoenix Life’s 2011 COI rate adjustment.
PHL Variable has been named as a defendant in six actions challenging its COI rate adjustments in certain universal life insurance policies implemented concurrently with the Phoenix Life adjustments. Phoenix Life and PHL Variable are referred to as the “Phoenix Life Companies.” Five cases have been brought against PHL Variable, while one case has been brought against both PHL Variable and Phoenix Life. These six cases, only one of which is styled as a class action, have been brought by (1) Tiger Capital LLC (C.A. No. 1:12-cv- 02939-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 14, 2012; the “Tiger Capital Litigation”); (2-5) U.S. Bank National Association, as securities intermediary for Lima Acquisition LP ((2: C.A. No. 1:12-cv-06811-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on November 16, 2011; 3: C.A. No. 1:13-cv-01580-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 8, 2013; collectively, the “U.S. Bank N.Y. Litigations”); (4: C.A. No. 3:14-cv-00555-WWE; U.S. Dist. Ct; D. Conn., complaint originally filed on March 6, 2013, in the District of Delaware and transferred by order dated April 22, 2014, to the District of Connecticut; and 5: C.A. No. 3:14-cv-01398-WWE, U.S. Dist. Ct; D. Conn., complaint filed on September 23, 2014, and amended on October 16, 2014, to add Phoenix Life as a defendant, and consolidated with No. 3:14-cv-00555-WWE (collectively the “U.S. Bank Conn. Litigations”)); and (6) SPRR LLC (C.A. No. 1:14-cv-8714-CM; U.S. Dist. Ct.; S.D.N.Y., complaint filed on October 31, 2014; the “SPRR Litigation”). SPRR LLC filed suit against PHL Variable, on behalf of itself and others similarly situated, challenging COI rate adjustments implemented by PHL Variable in 2011.
The Tiger Capital Litigation, the two U.S. Bank N.Y. Litigations and the SPRR Litigation were assigned or reassigned to the same judge as the Fleisher Litigation. The plaintiff in the Tiger Capital Litigation sought damages for breach of contract and declaratory relief. The plaintiff in the U.S. Bank N.Y. Litigations and the U.S. Bank Conn. Litigations sought damages and attorneys’ fees for breach of contract and other common law and statutory claims. The plaintiff in the SPRR Litigation sought damages for breach of contract for a nationwide class of policyholders.
The Phoenix Life Companies reached an agreement as of April 30, 2015, memorialized in a formal settlement agreement executed on May 29, 2015, with SPRR, LLC, Martin Fleisher, as trustee of the Michael Moss Irrevocable Life Insurance Trust II, and Jonathan Berck, as trustee of the John L. Loeb, Jr. Insurance Trust (collectively, the SPRR Litigation and the Fleisher Litigation plaintiffs referred to as the “Plaintiffs”), to resolve the Fleisher Litigation and SPRR Litigation (the “Settlement”). A motion for preliminary approval of the Settlement was filed with the United States District Court for the Southern District of New York on May 29, 2015 and on June 3, 2015, the court granted preliminary approval of the Settlement and ordered notice be given to class members. The proposed Settlement class consists of all policyholders that were subject to the 2010 or 2011 COI rate adjustments (collectively, the “Settlement Class”), including the policies within the above-named COI cases. The Phoenix

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
Life Companies agreed to pay a total of $48.5 million , as reduced for any opt-outs, in connection with the Settlement. The Phoenix Life Companies agreed not to impose additional increases to COI rates on policies participating in the Settlement Class through the end of 2020, and not to challenge the validity of policies participating in the Settlement Class for lack of insurable interest or misrepresentations in the policy applications. Under the Settlement, policyholders are members of the Settlement Class, including those which have filed individual actions relating to COI rate adjustments, may opt out of the Settlement and separately litigate their claims. The opt-out period expired on July 17, 2015 and opt-out notices have been received by the Phoenix Life Companies, including from U.S. Bank, a party to four COI cases. On September 9, 2015, the judge in the Fleisher and SPRR Litigations entered an order approving of the Settlement and final judgment was entered on December 9, 2015.
On June 3, 2015, the parties to the Tiger Capital Litigation advised the court of a settlement of the Tiger Capital Litigation, which includes Tiger Capital, LLC’s participation in the class Settlement. The settlement of the Tiger Capital Litigation was on a basis that will not have a material impact on the Company’s financial statements. The Tiger Capital Litigation was closed by the court on October 21, 2015.
On September 28, 2015, the Plaintiff in the U.S. Bank N.Y. Litigations and PHL Variable filed a joint stipulation of dismissal of the U.S. Bank N.Y. Litigations with prejudice pursuant to an agreement to settle. The U.S. Bank Conn. Litigations are proceeding, and the Plaintiff seeks damages and attorney’s fees for breach of contract and other common law and statutory claims. Complaints to state insurance departments regarding PHL Variable’s COI rate adjustments have also prompted regulatory inquiries or investigations in several states, with two of such states (California and Wisconsin) issuing letters directing PHL Variable to take remedial action in response to complaints by a single policyholder. PHL Variable disagrees with both states’ positions. On March 23, 2015, an Administrative Law Judge (“ALJ”) in Wisconsin ordered PHL Variable to pay restitution to current and former owners of seven policies and imposed a fine on PHL Variable which, in a total amount, does not have a material impact on PHL Variable’s financial position (Office of the Commissioner of Insurance Case No. 13- C35362). PHL Variable disagrees with the ALJ’s determination and has appealed the order.
For any cases or regulatory directives not resolved by the Settlement, Phoenix Life and PHL Variable believe that they have meritorious defenses against all of these lawsuits and regulatory directives and intend to vigorously defend against them, including by appeal if necessary. For any matters not resolved by the Settlement, the outcome is uncertain and any potential losses cannot be reasonably estimated.
Cases Brought by Policyholders
On October 30, 2009, Brian S. Shevlin, Keith P. Shevlin, and Erin Taylor (the “Shevlins” or “Plaintiffs”) brought a purported class action suit against Phoenix Life and Phoenix (collectively “Defendants”) in the Superior Court of New Jersey, Mercer County, Brian S. Shevlin at al. v. Phoenix Life Insurance et al., Docket No. MER-L-2792-09. The Shevlins, on behalf of themselves and a class of owners of closed block policies established upon the demutualization of Phoenix Life in 2001, challenged the reduction of dividends on those policies following 2006 and 2009 dividend scale changes. Defendants removed the suit to the United States District Court for the District of New Jersey (Case No. 09-cv-06323). On August 24, 2010, the District Court partially granted and partially denied Defendants’ motion to dismiss, and shortly thereafter Plaintiffs filed a Second Amended Complaint. Plaintiffs allege that the reduction of dividends breached the terms of their policies with Phoenix Life, and unjustly enriched Phoenix. On June 30, 2014, the court denied Phoenix’s motion for summary judgment, and instructed the parties to proceed to brief class certification. On February 9, 2016, the court denied the pending motion for class certification without prejudice to renew it if a planned mediation was unsuccessful in resolving the action. The outcome of this litigation and any potential award of damages are uncertain.
Rating Agency Actions
On October 1, 2015, Standard & Poor’s Rating Service affirmed its rating for Phoenix, Phoenix Life and PHL Variable and changed the outlook to positive based on the Nassau Transaction and capital infusion.
Reference in this report to any credit rating is intended for the limited purposes of discussing or referring to changes in PHL Variable’s credit ratings or aspects of its liquidity or costs of funds.
Such reference cannot be relied on for any other purposes, or used to make any inference concerning future performance, future liquidity or any future credit rating.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
Effective November 6, 2015, the Neuberger Berman Small Cap Growth Portfolio merged into the surviving fund Neuberger Berman Mid Cap Growth Portfolio.
B.    Liquidations
On or about April 29, 2016, the Wanger International Select Fund will liquidate and dissolve.
C.    Name Changes
Effective on or about April 29, 2016, the Federated Prime Money Fund II will be renamed the Federated Government Money Fund II (Service Shares).
Effective on or about April 29, 2016, the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio will be renamed the Morningstar Aggressive Growth ETF Asset Allocation Portfolio.
Effective on or about April 29, 2016, the Ibbotson Balanced ETF Asset Allocation Portfolio will be renamed the Morningstar Balanced ETF Asset Allocation Portfolio.
Effective on or about April 29, 2016, the Ibbotson Growth ETF Asset Allocation Portfolio will be renamed the Morningstar Growth ETF Asset Allocation Portfolio.
Effective on or about April 29, 2016, the Ibbotson Income and Growth ETF Asset Allocation Portfolio will be renamed the Morningstar Income and Growth ETF Asset Allocation Portfolio.
Effective August 11, 2014, the DWS Equity 500 Index VIP fund was renamed the Deutsche Equity 500 Index VIP fund.
Effective August 11, 2014, the DWS Small Cap Index VIP fund was renamed the Deutsche Small Cap Index VIP fund.
Effective May 1, 2014, the Franklin Income Securities Fund was renamed Franklin Income VIP Fund.
Effective May 1, 2014, the Mutual Shares Securities Fund was renamed Franklin Mutual Shares VIP Fund.
Effective May 1, 2014, the Templeton Developing Markets Securities Fund was renamed Templeton Developing Markets VIP Fund.
Effective May 1, 2014, the Templeton Foreign Securities Fund was renamed Templeton Foreign VIP Fund.
Effective May 1, 2014, the Templeton Growth Securities Fund was renamed Templeton Growth VIP Fund.
D.    Other
Effective on or about January 1, 2016, portfolio advisors Neuberger Berman Management LLC (NBM) and portfolio subadvisers Neuberger Berman LLC (NB LLC) transferred rights and obligations to Neuberger Berman Fixed Income LLC (NBFI). These rights were consolidated under NBFI. NBFI was renamed Neuberger Berman Investment Advisers LLC (NBIA).
Effective January 1, 2016, ALPS Variable Investment Trust’s portfolio subadviser, Ibbotson Associates, Inc, merged with and into Morningstar Associates, LLC. On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.
Effective November 2, 2015, the subadviser to Virtus International Series changed from Aberdeen Asset Management Inc. to Euclid Advisors LLC.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
On January 24, 2014, a 1:5 reverse share split of Rydex VT Inverse Government Long Bond Strategy Fund shares occurred after the close of markets. The fund shares are offered on a split-adjusted basis, after January 27, 2014.
Note 11—Subsequent Events
Capital Contributions
On February 25, 2016, PHL Variable received permission from the Connecticut Insurance Department to admit $23.1 million of receivables from Phoenix as an additional capital contribution on its balance sheet as of December 31, 2015. On February 26, 2016, Phoenix made a capital contribution of $23.1 million to PHL Variable.
Dividends
On March 10, 2016, Phoenix Life declared a $20.0 million dividend to Phoenix.
Management and Organizational Changes
On January 22, 2016, Phoenix announced that Bonnie J. Malley, Executive Vice President and Chief Financial Officer, intends to leave Phoenix upon the completion of the Nassau Transaction. Upon completion of the Nassau Transaction, Phoenix plans to appoint Ernest McNeill Jr. as Chief Financial Officer. Mr. McNeill is currently Phoenix’s Senior Vice President and Chief Accounting Officer.

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

The Board of Directors PHL Variable Insurance Company:

We have audited the accompanying statement of assets and liabilities of PHLVIC Variable Universal Life Account (comprised of the divisions listed in Note 1) (collectively, “the Separate Account”) as of December 31, 2015, the related statements of operations and changes in net assets for the period then ended and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the PHL Variable Insurance Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PHLVIC Variable Universal Life Account as of December 31, 2015, and the results of its operations and changes in its net assets for the year then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Hartford, Connecticut

April 25, 2016

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of PHL Variable Insurance Company:
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the investment options of the PHLVIC Variable Universal Life Account (identified in Note 1) at December 31, 2014, the results of each of their operations for the period then ended, the changes in net assets for the periods then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of PHL Variable Insurance Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the transfer agents, provide a reasonable basis for our opinion.
/s/ Pricewaterhouse Coopers LLP
May 1, 2015
Boston, Massachusetts

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
PHL Variable Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com
OL4259 © 2015 The Phoenix Companies, Inc.	2-15